                                    MAS Funds

   Supplement dated April 30, 1999 to the MAS Funds' Adviser Class Prospectus
               dated January 31, 1999, as revised March 24, 1999.


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

                        PORTFOLIO MANAGEMENT TEAM CHANGES

         Page 11 of the Prospectus is hereby amended to include Gordon W. Loery as a member of the portfolio management team of the High Yield Portfolio.

         Page 30 of the Prospectus is hereby amended to include the following description of Gordon W. Loery's business experience during the last five years:

Gordon W. Loery, Principal, MSDW, joined MAS in 1996. He served as a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996. He joined the management team for the High Yield Portfolio in 1999.

--------------------------------------------------------------------------------

         Ann D. Thivierge has resigned from her position as a member of the portfolio management team of the Multi-Asset-Class Portfolio and will focus her efforts on other products offered by Morgan Stanley Dean Witter Investment Management. Therefore, pages 15 and 30 of the Prospectus are hereby amended to reflect this change.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    MAS Funds

   Supplement dated April 30, 1999 to the Statement of Additional Information
                             dated January 31, 1999

This supplement to the Statement of Additional Information dated January 31, 1999 provides new and additional information and should be retained and read in conjunction with the Statement of Additional Information. Unless otherwise indicated, defined terms have the same meaning as in the Statement of Additional Information.

--------------------------------------------------------------------------------

The following language supplements the information located in the "Investment Adviser" section on pages 44-47 of the Statement of Additional Information.

Effective May 3, 1999, Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") will serve as Sub-Adviser to the Cash Reserves Portfolio. MSDW Advisors, located at Two World Trade Center, New York, New York 10048, is a wholly-owned subsidiary of MSDW. Under an Investment Sub-Advisory Agreement with the Adviser, MSDW Advisors, subject to the control and supervision of the Fund, its officers and Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Cash Reserves Portfolio, will make day-to-day investment decisions for the Cash Reserves Portfolio and place the Portfolio's purchase and sales orders. The Adviser will pay MSDW Advisors 40% of the fee the Adviser receives from the Cash Reserves Portfolio as compensation for sub-advisory services. The Investment Sub-Advisory Agreement will continue in effect for an initial term of two years, and thereafter for successive annual periods as long as such continuance is approved in accordance with the 1940 Act.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

[LOGO]                                           INSTITUTIONAL CLASS PROSPECTUS

                                JANUARY 31, 1999
                          (AS REVISED APRIL 30, 1999)

--------------------------------------------------------------------------------
Client Services: 1-800-354-8185    Prices and Investment Results: 1-800-522-1525
--------------------------------------------------------------------------------

MAS FUNDS (the "Fund") is a no-load mutual fund consisting of 27 different investment portfolios, 21 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a division of Morgan Stanley Dean Witter Investment Management, is the Fund's investment adviser. This prospectus offers Institutional Class Shares of the following portfolios (each a"Portfolio" and collectively the "Portfolios"):

                               EQUITY PORTFOLIOS

          EQUITY                                       SMALL CAP GROWTH

     MID CAP GROWTH                                    SMALL CAP VALUE

     MID CAP VALUE                                          VALUE


                            FIXED INCOME PORTFOLIOS


      CASH RESERVES                             INTERNATIONAL FIXED INCOME

  DOMESTIC FIXED INCOME                             LIMITED DURATION

     FIXED INCOME                               MULTI-MARKET FIXED INCOME

    FIXED INCOME II                                    MUNICIPAL

   GLOBAL FIXED INCOME                          SPECIAL PURPOSE FIXED INCOME

      HIGH YIELD                                   TARGETED DURATION

  INTERMEDIATE DURATION


                              BALANCED PORTFOLIOS

                                    BALANCED

                               MULTI-ASSET-CLASS

INVESTMENT ADVISER

MILLER ANDERSON & SHERRERD, LLP


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MORGAN STANLEY DEAN WITTER
--------------------------        ONE TOWER BRIDGE O WEST CONSHOHOCKEN, PA 19428
INVESTMENT MANAGEMENT

TABLE OF CONTENTS

INVESTMENT SUMMARY
   INVESTOR SUITABILITY, INVESTMENT OBJECTIVES, PRINCIPAL
     INVESTMENT STRATEGIES,
   RISKS AND PERFORMANCE ..................................         1
EQUITY PORTFOLIOS
   EQUITY .................................................         2
   MID CAP GROWTH .........................................         3
   MID CAP VALUE ..........................................         4
   SMALL CAP GROWTH .......................................         5
   SMALL CAP VALUE ........................................         6
   VALUE ..................................................         7
FIXED INCOME PORTFOLIOS
   CASH RESERVES ..........................................         8
   DOMESTIC FIXED INCOME ..................................         9
   FIXED INCOME ...........................................        10
   FIXED INCOME II ........................................        11
   GLOBAL FIXED INCOME ....................................        12
   HIGH YIELD .............................................        13
   INTERMEDIATE DURATION ..................................        14
   INTERNATIONAL FIXED INCOME .............................        15
   LIMITED DURATION .......................................        16
   MULTI-MARKET FIXED INCOME ..............................        17
   MUNICIPAL ..............................................        19
   SPECIAL PURPOSE FIXED INCOME ...........................        20
   TARGETED DURATION ......................................        21
BALANCED PORTFOLIOS
   BALANCED ...............................................        22
   MULTI-ASSET-CLASS ......................................        24
IMPORTANT INVESTMENT INFORMATION
   DESCRIPTION OF PRINCIPAL INVESTMENTS ...................        26
FEES AND EXPENSES OF THE PORTFOLIOS
   SHAREHOLDER FEES AND ANNUAL PORTFOLIO OPERATING EXPENSES        30
PURCHASING SHARES .........................................        34
REDEEMING SHARES ..........................................        35
VALUATION OF SHARES .......................................        36
GENERAL SHAREHOLDER INFORMATION
   EXCHANGE PRIVILEGE, TAXES, DIVIDENDS AND DISTRIBUTIONS .        36
FUND MANAGEMENT
   INFORMATION ABOUT THE ADVISER, THE SUB-ADVISER,
     THE PORTFOLIO MANAGERS AND THE DISTRIBUTOR ...........        38
YEAR 2000 DISCLOSURE STATEMENT ............................        41
FINANCIAL HIGHLIGHTS ......................................        42

INVESTMENT SUMMARY

This section explains each Portfolio's:

[ ] Investment Objective
[ ] Principal Investment Strategy
[ ] Principal Risks

The discussions on the following pages use a number of important investment terms. These terms, printed in BOLD, are explained in the section entitled "Important Investment Information," which follows the individual Portfolio summaries.

There is more information about the Portfolios in the Statement of Additional Information ("SAI"), which legally is a part of this prospectus. For details about how to obtain the SAI, and other reports and information, see the back cover of this prospectus.

INVESTOR SUITABILITY

[ ] The Portfolios may be suitable for you if you are a long-term investor who can accept the risks of investing in the stock and bond markets. In fact, some of the Portfolios strive to meet their investment objectives over an extended period. These Portfolios focus on a market cycle of three to five years. This means that the Portfolios will strive to meet their respective investment objectives within that period without regard to interim market fluctuations.

[ ] The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others.

[ ] While the Portfolios consider whether their securities transactions will generate distributions taxable at capital gain or ordinary income rates, minimizing such taxes is not a principal investment strategy. The Municipal Portfolio may be a suitable investment for persons who would benefit from tax-exempt income.

EQUITY PORTFOLIO

OBJECTIVE

The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY SECURITIES of large companies. The Portfolio also makes targeted investments in stocks of small companies and invests to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

A team of portfolio managers, organized into "value" and "growth" units, manages the Portfolio. While the Portfolio's overall sector allocation is driven by bottom-up stock selection, the Adviser tries to diversify the Portfolio's investments across market sectors, seeking the best values within each sector. In determining whether securities should be sold, the Adviser considers factors such as high price/earnings ratios and relative valuations.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED
IN EQUITY SECURITIES
----------------------------------------------------
EQUITY CAPITALIZATION GENERALLY
GREATER THAN $1 BILLION
----------------------------------------------------
BENCHMARK:                             S&P 500 INDEX
----------------------------------------------------
TICKER SYMBOL:                         MPEQX
----------------------------------------------------
CUSIP NO.:                             552-913-105

PORTFOLIO MANAGERS
----------------------------------------------------
ARDEN C. ARMSTRONG, JAMES J. JOLINGER,
NICHOLAS J. KOVICH, BRIAN KRAMP,
ROBERT J. MARCIN AND
GARY G. SCHLARBAUM

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON NOVEMBER 14, 1984

1989 -  28.28%
1990 -  -0.09%
1991 -  39.96%
1992 -   7.78%
1993 -   6.66%
1994 -   0.50%
1995 -  33.02%
1996 -  20.59%
1997 -  25.84%
1998 -  19.67%
--------------------------------------------------------------------------------
     HIGH (QUARTER)           LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 12/31/98    QUARTER ENDED 9/30/90
        21.34%                   -15.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AS OF 12/31/98)
--------------------------------------------------------------------------------
                            EQUITY PORTFOLIO           S&P 500 INDEX
--------------------------------------------------------------------------------
ONE YEAR                       19.67                      28.57
--------------------------------------------------------------------------------
FIVE YEARS                     19.41                      24.06
--------------------------------------------------------------------------------
TEN YEARS                      17.48                      19.21
--------------------------------------------------------------------------------
SINCE INCEPTION
11/14/84                       17.26                      18.70

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

MID CAP GROWTH PORTFOLIO

OBJECTIVE

The Mid Cap Growth Portfolio seeks long-term capital growth.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Adviser particularly focuses on the expectations of stock analysts and invests the Portfolio in stocks of companies that it believes will report earnings growth exceeding analysts' expectations. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, the Adviser evaluates the valuation of the stocks to eliminate from consideration the most overvalued stocks. The Adviser also follows a strict sell discipline. The Portfolio sells stocks when their earnings revision scores fall to unacceptable levels, fundamental research reveals unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stocks' growth prospects.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY 65% INVESTED IN EQUITY
SECURITIES OF MID CAP COMPANIES
----------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY
MATCHING THE BENCHMARK (CURRENTLY
$500 MILLION TO $6 BILLION)
----------------------------------------------------------------
FOCUS ON GROWTH SECURITIES
----------------------------------------------------------------
BENCHMARK:                                  S&P MIDCAP 400 INDEX
----------------------------------------------------------------
TICKER SYMBOL:                              MPEGX
----------------------------------------------------------------
CUSIP NO.:                                  552-913-782

PORTFOLIO MANAGERS
----------------------------------------------------------------
Arden C. Armstrong and David P. Chu

--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON MARCH 30, 1990

1991 - 59.39%
1992 -  2.91%
1993 - 18.23%
1994 - -5.39%
1995 - 36.25%
1996 - 18.79%
1997 - 33.13%
1998 - 37.36%
--------------------------------------------------------------------------------
     HIGH (QUARTER)           LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 12/31/98    QUARTER ENDED 9/30/98
        36.03%                   -19.18%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                    MID CAP                 S&P MIDCAP
                               GROWTH PORTFOLIO             400 INDEX
--------------------------------------------------------------------------------
ONE YEAR                            37.36                    19.12
--------------------------------------------------------------------------------
FIVE YEARS                          22.87                    18.84
--------------------------------------------------------------------------------
SINCE INCEPTION
3/30/90                             22.61                    18.57

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

MID CAP VALUE PORTFOLIO

OBJECTIVE

The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are undervalued based on the Adviser's proprietary measures of value. While VALUE STOCKS typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically will have lower price/earnings ratios than the average stock included in the S&P MidCap 400 Index. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term earnings growth projections. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.


GENERALLY AT LEAST 65% INVESTED IN EQUITY SECURITIES OF MID CAP COMPANIES
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY MATCHING THE BENCHMARK (CURRENTLY $500 MILLION TO $6 BILLION)
--------------------------------------------------------------------------------
FOCUS ON VALUE SECURITIES
--------------------------------------------------------------------------------
BENCHMARK: S&P MIDCAP 400 INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL: MPMVX
--------------------------------------------------------------------------------
CUSIP NO.: 552-913-618
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
BRADLEY S. DANIELS, WILLIAM B. GERLACH, CHRIS LEAVY AND GARY G. SCHLARBAUM

--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON DECEMBER 30, 1994

1995 - 32.71%
1996 - 40.77%
1997 - 39.58%
1998 - 16.05%
--------------------------------------------------------------------------------
                  HIGH (QUARTER)               LOW (QUARTER)
--------------------------------------------------------------------------------
              QUARTER ENDED 12/31/98       QUARTER ENDED 9/30/98
                       22.46%                     -13.80%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                       MID CAP                 S&P MIDCAP
                                   VALUE PORTFOLIO              400 INDEX
--------------------------------------------------------------------------------
ONE YEAR                                 16.05                    19.12
--------------------------------------------------------------------------------
SINCE INCEPTION
12/30/94                                 31.87                    25.20

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE

The Small Cap Growth Portfolio seeks long-term capital growth.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations in the range of companies included in the Russell 2000 Index. The Adviser particularly focuses on companies that demonstrate high earnings growth rates, growth stability, and rising profitability. In particular, the Portfolio invests in companies that appear to be capable of producing earnings that consistently beat market expectations. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, the Adviser evaluates the valuation of the stocks to eliminate the most overvalued stocks from consideration. The Adviser also follows a strict sell discipline. The Portfolio sells stocks when their earnings revision scores fall to unacceptable levels, fundamental research reveals unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stocks' growth prospects.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor growth stocks or stocks of small companies, while other conditions may favor value stocks or stocks of larger companies. Accordingly, a portfolio of small cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.



GENERALLY AT LEAST 65% INVESTED IN EQUITIES OF SMALL CAP COMPANIES
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION RANGE: $250 MILLION TO $2.5 BILLION
--------------------------------------------------------------------------------
FOCUS ON GROWTH SECURITIES
--------------------------------------------------------------------------------
BENCHMARK: RUSSELL 2000 INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL: NOT AVAILABLE
--------------------------------------------------------------------------------
CUSIP NO.: 552-913-253


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
ARDEN C. ARMSTRONG AND DAVID P. CHU






No performance information is provided because the Small Cap Growth Portfolio had been in operation for less than a year as of 12/31/98.

--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO (Not currently being offered to new investors)
--------------------------------------------------------------------------------

OBJECTIVE

The Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations in the range of companies included in the Russell 2000 Index. The Portfolio focuses on stocks that are undervalued based on the Adviser's proprietary measures of value. While VALUE STOCKS typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically have lower price/earnings and price/book ratios than the stocks in the Russell 2000 Index. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term earnings growth projections. The Portfolio will normally keep its sector weightings within 5% of those of the index.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of small companies, while other conditions may favor growth stocks or stocks of larger companies. Accordingly, a portfolio of small cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.



GENERALLY AT LEAST 65% INVESTED IN EQUITIES OF SMALL CAP COMPANIES
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY MATCHING THE BENCHMARK (CURRENTLY $100 MILLION TO $2 BILLION)
--------------------------------------------------------------------------------
FOCUS ON VALUE SECURITIES
--------------------------------------------------------------------------------
BENCHMARK: RUSSELL 2000 INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL: MPSCX
--------------------------------------------------------------------------------
CUSIP NO.: 552-913-501

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
BRADLEY S. DANIELS, WILLIAM B. GERLACH, CHRIS LEAVY AND GARY G. SCHLARBAUM

--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON JULY 1, 1986

1989 -  17.61%
1990 - -16.55%
1991 -  63.78%
1992 -  22.77%
1993 -  21.16%
1994 -   2.18%
1995 -  21.04%
1996 -  35.15%
1997 -  30.63%
1998 -  -1.42%
--------------------------------------------------------------------------------
             HIGH (QUARTER)                    LOW (QUARTER)
--------------------------------------------------------------------------------
         QUARTER ENDED 3/31/91             QUARTER ENDED 9/30/90
                 31.89%                           -27.20%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                              SMALL CAP          RUSSELL 2000
                                           VALUE PORTFOLIO           INDEX
--------------------------------------------------------------------------------
ONE YEAR                                       -1.42                -2.55
--------------------------------------------------------------------------------
FIVE YEARS                                     16.57                11.87
--------------------------------------------------------------------------------
TEN YEARS                                      17.80                12.92
--------------------------------------------------------------------------------
SINCE INCEPTION
7/1/86                                         13.25                10.23
--------------------------------------------------------------------------------

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

--------------------------------------------------------------------------------
VALUE PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE

The Value Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations greater than $1.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. While VALUE STOCKS typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest in FOREIGN EQUITY SECURITIES to a limited extent. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser narrows the Portfolio's universe of possible investments through a three part analysis. The Adviser selects stocks having the lowest price/earnings ratios. The Adviser applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. The Adviser also may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over certain periods of time, underperform a portfolio of growth stocks. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.


GENERALLY AT LEAST 65% INVESTED IN EQUITIES
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY GREATER THAN $1.5 BILLION
--------------------------------------------------------------------------------
FOCUS ON VALUE SECURITIES
--------------------------------------------------------------------------------
BENCHMARK: S&P 500 INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL: MPVLX
--------------------------------------------------------------------------------
CUSIP NO.: 552-913-204

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
RICHARD M. BEHLER, NICHOLAS J. KOVICH AND ROBERT J. MARCIN

--------------------------------------------------------------------------------
VALUE PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON NOVEMBER 5, 1984

1989 - 20.73%
1990 - -6.16%
1991 - 37.65%
1992 - 14.61%
1993 - 14.34%
1994 -  3.48%
1995 - 38.75%
1996 - 27.63%
1997 - 23.38%
1998 - -2.88%
--------------------------------------------------------------------------------
                 HIGH (QUARTER)                  LOW (QUARTER)
--------------------------------------------------------------------------------
            QUARTER ENDED 3/31/91            QUARTER ENDED 9/30/98
                    17.05%                         -19.02%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                        VALUE                      S&P 500
                                      PORTFOLIO                     INDEX
--------------------------------------------------------------------------------
ONE YEAR                                 -2.88                      28.57
--------------------------------------------------------------------------------
FIVE YEARS                               17.03                      24.06
--------------------------------------------------------------------------------
TEN YEARS                                16.20                      19.21
--------------------------------------------------------------------------------
SINCE INCEPTION
11/5/84                                  16.39                      18.55

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

CASH RESERVES PORTFOLIO

OBJECTIVE

The Cash Reserves Portfolio seeks to realize maximum current income, consistent with the preservation of capital and liquidity.

APPROACH

The Portfolio tries to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments. Money market instruments consist of certain types of FIXED INCOME SECURITIES including commercial paper, certificates of deposit, U.S. Treasury bills, floating rate notes and repurchase agreements, among others. The Portfolio's average weighted maturity will not exceed 90 days, and no individual security will have an expected maturity in excess of 397 days.

PROCESS

The Portfolio's Sub-Adviser, Morgan Stanley Dean Witter Advisors Inc., determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short term interest rates over the next one to six months. The Sub-Adviser invests in a variety of securities in order to diversify credit risk, as well as interest rate risk. Securities are selected on the basis of their value, adjusted for risk. The Sub-Adviser may sell securities when it believes that expected risk adjusted return is low compared to other investment opportunities, when a security is downgraded or for liquidity needs.

PRINCIPAL RISKS

The market prices of fixed income securities generally rise and fall in response to changes in interest rates and the credit quality of individual issuers. The Portfolio invests in the money market obligations of private financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. If an issuer's credit rating is downgraded, the market value of its money market obligations may fall. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Please read the section entitled "Important Investment Information" for more information about these risks. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


DOLLAR WEIGHTED AVERAGE MATURITY
LESS THAN 90 DAYS
----------------------------------------------
100% OF NON-U.S. GOVERNMENT
SECURITIES RATED A-1/P-1 OR BETTER BY
MOODY'S OR STANDARD & POOR'S
----------------------------------------------
INDIVIDUAL MATURITIES 397 DAYS OR LESS
----------------------------------------------
BENCHMARK:               SALOMON 1-MONTH
                         TREASURY BILL INDEX;
                         LIPPER MONEY
                         MARKET AVERAGE
----------------------------------------------
TICKER SYMBOL:           MPCXX
----------------------------------------------
CUSIP NO.:               552-913-758

PORTFOLIO MANAGERS
----------------------------------------------
DALE R. ALBRIGHT AND JONATHAN R. PAGE

--------------------------------------------------------------------------------
CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON AUGUST 29, 1990

1991 - 5.81%
1992 - 3.46%
1993 - 2.80%
1994 - 3.93%
1995 - 5.75%
1996 - 5.24%
1997 - 5.39%
1998 - 5.36%
--------------------------------------------------------------------------------
   HIGH (QUARTER)                  LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 3/31/91          QUARTER ENDED 3/31/93
       1.64%                           0.66%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                             CASH             SALOMON         LIPPER MONEY
                           RESERVES      1-MONTH TREASURY        MARKET
                           PORTFOLIO        BILL INDEX          AVERAGE
--------------------------------------------------------------------------------
ONE YEAR                     5.36              4.56               5.26
--------------------------------------------------------------------------------
FIVE YEARS                   5.13              4.70               4.86
--------------------------------------------------------------------------------
SINCE INCEPTION
8/29/90                      4.85              4.43               4.58

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The Lipper Money Market Average is an index that shows the performance of other money market funds. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. You may obtain the Portfolio's SEC 7-day current yield by calling 1-800-522-1525.

DOMESTIC FIXED INCOME PORTFOLIO

OBJECTIVE

The Domestic Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests exclusively in U.S. Government securities and other investment grade FIXED INCOME SECURITIES of U.S. issuers, including corporate bonds and MORTGAGE SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser alters the Portfolio's weightings in various sectors based on its perception of value. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

100% U.S. ISSUERS
----------------------------------------------
GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
----------------------------------------------
80% OF FIXED INCOME SECURITIES RATED
A OR HIGHER (OR EQUIVALENT)
----------------------------------------------
UP TO 20% OF FIXED INCOME
SECURITIES RATED BBB (OR EQUIVALENT)
----------------------------------------------
AVERAGE WEIGHTED MATURITY
GENERALLY GREATER THAN 5 YEARS
----------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE
SECURITIES
----------------------------------------------
BENCHMARK:                 SALOMON BROAD
                           INVESTMENT GRADE
                           INDEX
----------------------------------------------
TICKER SYMBOL:             MPSFX
----------------------------------------------
CUSIP NO.:                 552-913-881

PORTFOLIO MANAGERS
----------------------------------------------
THOMAS L. BENNETT, KENNETH B. DUNN
AND RICHARD B. WORLEY

--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON SEPTEMBER 29, 1987

1989 - 11.22%
1990 -  7.19%
1991 - 21.54%
1992 -  9.12%
1993 - 13.75%
1994 - -3.89%
1995 - 18.85%
1996 -  3.89%
1997 -  9.62%
1998 -  7.23%
--------------------------------------------------------------------------------
   HIGH (QUARTER)                  LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 9/30/91          QUARTER ENDED 3/31/92
       7.48%                          -2.28%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)

                         DOMESTIC                            SALOMON BROAD
                       FIXED INCOME                         INVESTMENT GRADE
                        PORTFOLIO                                INDEX
--------------------------------------------------------------------------------
ONE YEAR                    7.23                                 8.72
--------------------------------------------------------------------------------
FIVE YEARS                  6.88                                 7.30
--------------------------------------------------------------------------------
TEN YEARS                   9.63                                 9.31
--------------------------------------------------------------------------------
SINCE INCEPTION
9/29/87                     9.80                                 9.48

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

FIXED INCOME PORTFOLIO

OBJECTIVE

The Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests in a diversified portfolio of FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, and to a limited extent, FOREIGN FIXED INCOME SECURITIES. The Portfolio invests primarily in investment grade securities, but also may invest a portion of its assets in HIGH YIELD SECURITIES, also known as "junk bonds." The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser alters the Portfolio's weightings in various sectors based on its perception of value. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks of investing in derivatives and, to a limited extent, foreign fixed income securities. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
------------------------------------------------
AVERAGE WEIGHTED MATURITY
GENERALLY GREATER THAN 5 YEARS
------------------------------------------------
80% INVESTMENT GRADE SECURITIES
------------------------------------------------
UP TO 20% HIGH YIELD SECURITIES
------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE
SECURITIES
------------------------------------------------
BENCHMARK:                     SALOMON BROAD
                               INVESTMENT GRADE
                               INDEX
------------------------------------------------
TICKER SYMBOL:                 MPFIX
------------------------------------------------
CUSIP NO.:                     552-913-303

PORTFOLIO MANAGERS
------------------------------------------------
THOMAS L. BENNETT, KENNETH B. DUNN
AND RICHARD B. WORLEY

--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON NOVEMBER 14, 1984

1989 - 11.19%
1990 -  7.16%
1991 - 21.49%
1992 -  8.46%
1993 - 13.90%
1994 - -5.51%
1995 - 19.03%
1996 -  7.36%
1997 -  9.61%
1998 -  6.91%
--------------------------------------------------------------------------------
   HIGH (QUARTER)                  LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 9/30/91          QUARTER ENDED 3/31/94
       7.56%                          -3.13%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                               FIXED        SALOMON BROAD
                                               INCOME        INVESTMENT
                                             PORTFOLIO      GRADE INDEX
--------------------------------------------------------------------------------
ONE YEAR                                        6.91            8.72
--------------------------------------------------------------------------------
FIVE YEARS                                      7.19            7.30
--------------------------------------------------------------------------------
TEN YEARS                                       9.73            9.31
--------------------------------------------------------------------------------
SINCE INCEPTION
11/14/84                                       10.63           10.11

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

FIXED INCOME II PORTFOLIO

OBJECTIVE

The Fixed Income II Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests in U.S. Government securities and other investment grade FIXED INCOME SECURITIES, including corporate bonds and MORTGAGE SECURITIES. The Portfolio invests principally in securities of U.S. issuers, and to a limited extent in FOREIGN FIXED INCOME SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser alters the Portfolio's weightings in various sectors based on its perception of value. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives.

Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
-------------------------------------------------
100% INVESTMENT GRADE SECURITIES
-------------------------------------------------
AVERAGE WEIGHTED MATURITY
GENERALLY GREATER THAN 5 YEARS
-------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE
SECURITIES
-------------------------------------------------
BENCHMARK:                      SALOMON BROAD
                                INVESTMENT GRADE
                                INDEX
-------------------------------------------------
TICKER SYMBOL:                  MPFDX
-------------------------------------------------
CUSIP NO.:                      552-913-741

PORTFOLIO MANAGERS
-------------------------------------------------
THOMAS L. BENNETT, KENNETH B. DUNN
AND RICHARD B. WORLEY

--------------------------------------------------------------------------------
FIXED INCOME II PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON AUGUST 31, 1990

1991 - 19.29%
1992 -  7.03%
1993 - 12.62%
1994 - -5.15%
1995 - 18.67%
1996 -  5.53%
1997 -  9.29%
1998 -  7.54%
--------------------------------------------------------------------------------
   HIGH (QUARTER)                  LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 9/30/91          QUARTER ENDED 3/31/92
       7.64%                          -2.78%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                          FIXED                 SALOMON BROAD
                                        INCOME II                 INVESTMENT
                                        PORTFOLIO                GRADE INDEX
--------------------------------------------------------------------------------
ONE YEAR                                  7.54                       8.72
--------------------------------------------------------------------------------
FIVE YEARS                                6.90                       7.30
--------------------------------------------------------------------------------
SINCE INCEPTION
8/31/90                                   9.76                       9.11

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

GLOBAL FIXED INCOME PORTFOLIO

OBJECTIVE

The Global Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in high grade FIXED INCOME SECURITIES of U.S. and foreign issuers. In the United States, the Portfolio will invest primarily in a combination of U.S. government, corporate and MORTGAGE SECURITIES offering attractive values. The Portfolio may invest in HIGH YIELD SECURITIES and emerging market fixed income securities to a limited extent. Most of the Portfolio's FOREIGN FIXED INCOME SECURITIES will be issued by foreign governments and international organizations (e.g., the World Bank). The Adviser may use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser uses fundamental research on relative values, together with analysis of economic, interest rate and exchange rate trends, to determine the desired country, currency and DURATION exposures for the Portfolio. The portfolio managers then select particular securities for the Portfolio in various sectors within the overall guidelines set by the management team. The Adviser may sell securities when it believes that expected risk - adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. The Adviser may, in its discretion, use derivatives to hedge currency risks. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, the Portfolio's performance may be affected by the rise and fall in the prices of fixed income securities of a relatively small number of companies. The Portfolio also is subject to the risks associated with investing in derivatives and, to a limited extent, high yield securities and emerging market securities. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES OF ISSUERS IN
AT LEAST 3 COUNTRIES, INCLUDING THE U.S.
------------------------------------------------
95% INVESTMENT GRADE SECURITIES
------------------------------------------------
UP TO 5% INVESTED IN HIGH YIELD
SECURITIES
------------------------------------------------
AVERAGE WEIGHTED MATURITY
GENERALLY GREATER THAN 5 YEARS
------------------------------------------------
BENCHMARK:                     SALOMON WORLD
                               GOVERNMENT BOND
                               INDEX
------------------------------------------------
TICKER SYMBOL:                 MAGFX
------------------------------------------------
CUSIP NO.:                     552-913-683

PORTFOLIO MANAGERS
------------------------------------------------
J. DAVID GERMANY, MICHAEL KUSHMA,
PAUL F. O'BRIEN AND RAM WILLNER

--------------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON APRIL 30, 1993

1994 - -1.57%
1995 - 20.02%
1996 -  6.03%
1997 - -0.02%
1998 - 14.10%
--------------------------------------------------------------------------------
   HIGH (QUARTER)                  LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 3/31/95          QUARTER ENDED 3/31/97
       8.03%                          -4.11%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                           GLOBAL FIXED       SALOMON WORLD
                                              INCOME            GOVERNMENT
                                            PORTFOLIO           BOND INDEX
--------------------------------------------------------------------------------
ONE YEAR                                      14.10                15.29
--------------------------------------------------------------------------------
FIVE YEARS                                     7.40                 7.85
--------------------------------------------------------------------------------
SINCE INCEPTION
4/30/93                                        8.12                 7.87

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

HIGH YIELD PORTFOLIO

OBJECTIVE

The High Yield Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in HIGH YIELD SECURITIES (commonly referred to as "junk bonds"). The Portfolio also may invest in other FIXED INCOME SECURITIES, including U.S. Government securities, investment grade corporate bonds and, to a limited extent, MORTGAGE SECURITIES. The Portfolio may invest to a limited extent in FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKET SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities when it believes that expected risk - adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's fixed income securities holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. Generally, fixed income securities decrease in value as interest rates rise and vice versa. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

AVERAGE WEIGHTED MATURITY
GENERALLY GREATER THAN 5 YEARS
----------------------------------------
GENERALLY AT LEAST 65% INVESTED IN
HIGH YIELD SECURITIES
----------------------------------------
BENCHMARK:                SALOMON HIGH
                          YIELD INDEX
----------------------------------------
TICKER SYMBOL:            MPHYX
----------------------------------------
CUSIP NO.:                552-913-790

PORTFOLIO MANAGERS
----------------------------------------
ROBERT E. ANGEVINE, THOMAS L. BENNETT,
STEPHEN F. ESSER AND GORDON W. LOERY

--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON FEBRUARY 28, 1989

1990 - -10.94%
1991 -  44.17%
1992 -  18.51%
1993 -  24.57%
1994 -  -7.06%
1995 -  23.94%
1996 -  15.29%
1997 -  15.98%
1998 -   3.16%
--------------------------------------------------------------------------------
   HIGH (QUARTER)                  LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 3/31/91          QUARTER ENDED 9/30/90
      24.81%                         -12.74%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                  SALOMON
                                              HIGH YIELD        HIGH YIELD
                                               PORTFOLIO           INDEX
--------------------------------------------------------------------------------
ONE YEAR                                          3.16              3.61
--------------------------------------------------------------------------------
FIVE YEARS                                        9.70              9.06
--------------------------------------------------------------------------------
SINCE INCEPTION
2/28/89                                          11.19             11.00

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

INTERMEDIATE DURATION PORTFOLIO

OBJECTIVE

The Intermediate Duration Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in U.S. Government securities and investment grade corporate bonds, MORTGAGE and other FIXED INCOME SECURITIES. The Portfolio may invest to a limited extent in FOREIGN FIXED INCOME SECURITIES. The Portfolio maintains an average duration of between two and five years. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser actively manages the Portfolio's maturity and DURATION in anticipation of long-term trends in interest rates and inflation. The Adviser analyzes interest rates, the yield curve, the relative appeal of U.S. versus foreign fixed income securities, credit quality and the likelihood of prepayments. The Adviser perceives high real interest rates and a steep yield curve as indicators of value. The portfolio management team selects individual securities based on their relative values. The Adviser may sell securities when it believes that expected risk - adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
------------------------------------------------------
100% INVESTMENT GRADE SECURITIES
------------------------------------------------------
AVERAGE DURATION 2-5 YEARS
------------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE
SECURITIES
------------------------------------------------------
BENCHMARK:               LEHMAN BROTHERS
                         INTERMEDIATE
                         GOVERNMENT/
                         CORPORATE INDEX
------------------------------------------------------
TICKER SYMBOL:           MAIDX
------------------------------------------------------
CUSIP NO.:               552-913-642

PORTFOLIO MANAGERS
------------------------------------------------------
ANGELO G. MANIOUDAKIS AND
SCOTT F. RICHARD

--------------------------------------------------------------------------------
INTERMEDIATE DURATION PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON OCTOBER 3, 1994

1995 - 15.38%
1996 -  5.94%
1997 -  8.07%
1998 -  7.03%
--------------------------------------------------------------------------------
     HIGH (QUARTER)            LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 3/31/95     QUARTER ENDED 3/31/96
        4.80%                    0.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                                   LEHMAN BROTHERS
                               INTERMEDIATE         INTERMEDIATE
                                 DURATION        GOVERNMENT/CORPORATE
                                PORTFOLIO              INDEX
--------------------------------------------------------------------------------
ONE YEAR                          7.03                 8.44
--------------------------------------------------------------------------------
SINCE INCEPTION
10/3/94                           8.38                 8.29

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

INTERNATIONAL FIXED INCOME PORTFOLIO

OBJECTIVE

The International Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in high grade FOREIGN FIXED INCOME SECURITIES. The Portfolio may invest to a limited degree IN HIGH YIELD SECURITIES and EMERGING MARKET FIXED INCOME SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The portfolio management team determines the desired country, currency and duration exposures for the Portfolio. The Adviser manages the Portfolio's DURATION and exposure to particular countries and currencies by conducting fundamental research on relative values and analyzing economic, interest rate and exchange rate trends. The portfolio managers select particular securities for the Portfolio in various sectors within the overall guidelines set by the team. The Adviser may sell securities when it believes that expected risk - adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. The Adviser may, in its discretion, use derivatives to hedge currency risks. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, the Portfolio's performance may be affected by the rise and fall in the price of fixed income securities of a relatively small number of companies. The Portfolio also is subject to the risks associated with investing in derivatives, high yield securities and emerging market securities. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 80% INVESTED IN
FIXED INCOME SECURITIES OF ISSUERS IN
AT LEAST 3 COUNTRIES OTHER THAN
THE U.S.
-------------------------------------------------
95% INVESTMENT GRADE SECURITIES
-------------------------------------------------
UP TO 5% INVESTED IN HIGH YIELD
SECURITIES
-------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY
GREATER THAN 5 YEARS
-------------------------------------------------
BENCHMARK:                    SALOMON WORLD
                              GOVERNMENT BOND
                              EX-U.S. INDEX
-------------------------------------------------
TICKER SYMBOL:                MPIFX
-------------------------------------------------
CUSIP NO.:                    552-913-816

PORTFOLIO MANAGERS
-------------------------------------------------
J. DAVID GERMANY, MICHAEL KUSHMA
AND PAUL F. O'BRIEN

--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON APRIL 29, 1994

1995 - 19.64%
1996 -  6.20%
1997 - -3.97%
1998 - 17.74%
--------------------------------------------------------------------------------
     HIGH (QUARTER)            LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 3/31/95     QUARTER ENDED 3/31/97
       10.86%                   -5.74%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                                    SALOMON WORLD
                               INTERNATIONAL         GOVERNMENT
                               FIXED INCOME         BOND EX-U.S.
                                 PORTFOLIO             INDEX
--------------------------------------------------------------------------------
ONE YEAR                          17.74                17.79
--------------------------------------------------------------------------------
SINCE INCEPTION
4/29/94                            8.34                 8.27

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

LIMITED DURATION PORTFOLIO

OBJECTIVE

The Limited Duration Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in U.S. Government securities and other investment grade FIXED INCOME SECURITIES, including corporate bonds and mortgage securities. While the Portfolio generally does not invest in FOREIGN SECURITIES, it may invest in Brady Bonds The Portfolio maintains an average duration of between one and three years. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser seeks to earn excess returns by actively managing the interest rate risk of the portfolio and by selecting attractive individual securities. The Adviser perceives times of high real interest rates and steep yield curves as good times to have extra interest rate risk, and manages the portfolio's DURATION accordingly. The Adviser selects specific securities based on their relative values as compared with U.S. Treasury securities, and takes into account their yield spreads as adjusted to reflect option and credit risk. The Adviser may sell securities when it believes that expected risk adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio also is subject to the risks associated with using derivatives. Brady Bonds are subject to certain risks, including the risk of default by the issuer, and if denominated in foreign currencies, the risk that the currencies will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
-----------------------------------------------
100% INVESTMENT GRADE SECURITIES
-----------------------------------------------
MAY INVEST IN BRADY BONDS
-----------------------------------------------
AVERAGE DURATION 1-3 YEARS
-----------------------------------------------
BENCHMARK:                    SALOMON 1-3
                              YEAR TREASURY/
                              GOVERNMENT
                              SPONSORED INDEX
-----------------------------------------------
TICKER SYMBOL:                MPLDX
-----------------------------------------------
CUSIP NO.:                    552-913-733

PORTFOLIO MANAGERS
-----------------------------------------------
MICHELE A. KREISLER AND
SCOTT F. RICHARD

--------------------------------------------------------------------------------
LIMITED DURATION PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON MARCH 31, 1992

1993 -  5.97%
1994 - -0.07%
1995 - 10.37%
1996 -  5.27%
1997 -  6.25%
1998 -  5.63%
--------------------------------------------------------------------------------
     HIGH (QUARTER)            LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 3/31/95     QUARTER ENDED 3/31/94
        3.23%                   -0.95%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                                    SALOMON 1-3
                               LIMITED            YEAR TREASURY/
                               DURATION        GOVERNMENT SPONSORED
                               PORTFOLIO               INDEX
--------------------------------------------------------------------------------
ONE YEAR                         5.63                   6.95
--------------------------------------------------------------------------------
FIVE YEARS                       5.44                   5.94
--------------------------------------------------------------------------------
SINCE INCEPTION
3/31/92                          5.92                   6.11

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

MULTI-MARKET FIXED INCOME PORTFOLIO

OBJECTIVE

The Multi-Market Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests in a diversified portfolio of U.S. and FOREIGN FIXED INCOME SECURITIES, including MORTGAGE SECURITIES, HIGH YIELD SECURITIES (commonly referred to as "junk bonds") and EMERGING MARKET SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser determines the Portfolio's overall maturity and DURATION targets and sector allocations. The portfolio managers then select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser may increase or decrease the Portfolio's exposure to interest rate changes based on its outlook for the economy, interest rates and inflation. The Portfolio invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment grade and high yield securities, based on the Adviser's perception of their relative values. The Adviser may sell securities when it believes that expected risk - adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities

The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. The Adviser may, in its discretion, use derivatives to hedge currency risks. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
----------------------------------------------------------
AVERAGE WEIGHTED MATURITY
GENERALLY GREATER THAN 5 YEARS
----------------------------------------------------------
BENCHMARK:                         WEIGHTED BLEND OF
                                   QUARTERLY RETURNS OF

                                   60% SALOMON BROAD
                                   INVESTMENT
                                   GRADE INDEX

                                   20% SALOMON WORLD
                                   GOVERNMENT BOND
                                   EX-U.S. INDEX (HALF
                                   HEDGED INTO U.S.
                                   DOLLARS)

                                   12% SALOMON HIGH
                                   YIELD MARKET INDEX

                                   8% J.P. MORGAN
                                   EMERGING MARKETS
                                   BOND INDEX
----------------------------------------------------------
TICKER SYMBOL:                     MPMMX
----------------------------------------------------------
CUSIP NO.:                         552-913-352

PORTFOLIO MANAGERS
----------------------------------------------------------
THOMAS L. BENNETT, KENNETH B. DUNN,
STEPHEN F. ESSER AND J. DAVID GERMANY

Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

--------------------------------------------------------------------------------
MULTI-MARKET FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON OCTOBER 1, 1997

1998 - 5.28%
--------------------------------------------------------------------------------
     HIGH (QUARTER)            LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 12/31/98     QUARTER ENDED 9/30/98
        3.02%                   -0.71%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                 MULTI-MARKET      SALOMON       SALOMON WORLD
                 FIXED INCOME       BROAD       GOVERNMENT BOND     BLENDED
                  PORTFOLIO         INDEX        EX-U.S. INDEX       INDEX*
--------------------------------------------------------------------------------
ONE YEAR            5.28            8.72            17.79            7.85
--------------------------------------------------------------------------------
SINCE INCEPTION
10/1/97             4.63            9.10            12.85            7.61

* The Blended Index is an unmanaged index comprised of 60% Salomon Broad Investment Index, 20% Salomon World Government Bond Ex-U.S. Index (half hedged into U.S. dollars), 12% Salomon High Yield Market Index and 8% J.P. Morgan Emerging Markets Bond Index.

  The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

MUNICIPAL PORTFOLIO

OBJECTIVE

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax.

APPROACH

The Portfolio invests principally in FIXED INCOME SECURITIES issued by local, state and regional governments that provide income that is exempt from federal income taxes (commonly called municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and fixed income securities on which the interest payments are taxable. The Portfolio may invest in HIGH YIELD municipal securities (commonly called "junk bonds"). The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser will vary the Portfolio's average DURATION and maturity and the amount invested in particular types of securities based on its outlook for the economy and interest rates and its analysis of the risks and rewards offered by different investments. The Adviser analyzes the credit risk posed by specific securities considered for investment. The Adviser also takes into consideration the risk that an issuer may call specific securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower interest rate. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Municipal securities may be subject to call risk, which could result in the Portfolio having to reinvest the proceeds at a lower rate of interest.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 80% OF INCOME
WILL BE EXEMPT FROM REGULAR FEDERAL
INCOME TAX
--------------------------------------------------------
80% INVESTMENT GRADE SECURITIES
--------------------------------------------------------
UP TO 20% IN HIGH YIELD SECURITIES
--------------------------------------------------------
AVERAGE WEIGHTED MATURITY
GENERALLY 5-10 YEARS
--------------------------------------------------------
BENCHMARK:                         A WEIGHTED BLEND OF
                                   QUARTERLY RETURNS OF

                                   50% LEHMAN 5-YEAR
                                   MUNICIPAL BOND INDEX

                                   50% LEHMAN
                                   10-YEAR MUNICIPAL
                                   BOND INDEX
--------------------------------------------------------
TICKER SYMBOL:                     MPMFX
--------------------------------------------------------
CUSIP NO.:                         552-913-691

PORTFOLIO MANAGERS
--------------------------------------------------------
STEVEN K. KREIDER AND NEIL STONE

--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON OCTOBER 1, 1992

1993 - 14.31%
1994 - -6.30%
1995 - 19.98%
1996 -  5.60%
1997 -  8.68%
1998 -  5.82%
--------------------------------------------------------------------------------
    HIGH (QUARTER)           LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 3/31/95   QUARTER ENDED 3/31/94
        8.94%                    -7.34%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                    LEHMAN 5-YEAR    LEHMAN 10-YEAR   BLENDED
                      MUNICIPAL       MUNICIPAL        MUNICIPAL     MUNICIPAL
                      PORTFOLIO       BOND INDEX      BOND INDEX      INDEX*
--------------------------------------------------------------------------------
ONE YEAR                5.82            5.84             6.76          6.30
--------------------------------------------------------------------------------
FIVE YEARS              6.42            5.28             6.35          5.54
--------------------------------------------------------------------------------
SINCE INCEPTION
10/1/92                 7.66            5.85             7.42          7.14

* The Blended Municipal Index is an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10 Year Municipal Bond Index and 50% Lehman 5 Year Municipal Bond Index thereafter.

  The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

SPECIAL PURPOSE FIXED INCOME PORTFOLIO

OBJECTIVE

The Special Purpose Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in U.S. FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, HIGH YIELD SECURITIES (commonly called "junk bonds"), and MORTGAGE SECURITIES. It may also invest to a limited extent in FOREIGN FIXED INCOME SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Portfolio's maturity and DURATION strategy and sector allocations are based on the assumption that investors are combining an investment in this Portfolio with an equity investment. The Adviser determines the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser manages the Portfolio's average maturity and duration in anticipation of long-term trends in the economy, interest rates and inflation. The Adviser alters the Portfolio's weightings in various sectors based on its perception of value. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio also is subject to the risks of investing in derivatives and, to a limited extent, high yield securities and foreign fixed income securities. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
---------------------------------------------------------
AVERAGE WEIGHTED MATURITY
GENERALLY GREATER THAN 5 YEARS
---------------------------------------------------------
MAY INVEST OVER 50% OF ASSETS IN
MORTGAGE SECURITIES
---------------------------------------------------------
BENCHMARK:                              SALOMON BROAD
                                        INVESTMENT GRADE
                                        INDEX
---------------------------------------------------------
TICKER SYMBOL:                          MPSPX
---------------------------------------------------------
CUSIP NO.:                              552-913-725

PORTFOLIO MANAGERS
---------------------------------------------------------
THOMAS L. BENNETT, KENNETH B. DUNN
AND RICHARD B. WORLEY

--------------------------------------------------------------------------------
SPECIAL PURPOSE FIXED INCOME PROTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON MARCH 31, 1992

1993 - 14.85%
1994 - -5.02%
1995 - 19.70%
1996 -  7.41%
1997 - 10.04%
1998 -  6.33%
--------------------------------------------------------------------------------
    HIGH (QUARTER)           LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 6/30/95   QUARTER ENDED 3/31/94
        5.83%                   -2.74%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                               SPECIAL PURPOSE        SALOMON BROAD
                                FIXED INCOME         INVESTMENT GRADE
                                  PORTFOLIO               INDEX
--------------------------------------------------------------------------------
ONE YEAR                             6.33                 8.72
--------------------------------------------------------------------------------
FIVE YEARS                           7.40                 7.30
--------------------------------------------------------------------------------
SINCE INCEPTION
3/31/92                              9.28                 8.19

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

TARGETED DURATION PORTFOLIO

OBJECTIVE

The Targeted Duration Portfolio seeks above average total return consistent with reasonable risk.

APPROACH

The Portfolio invests in a broad range of FIXED INCOME SECURITIES, including U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Portfolio intends to approximate the duration of the Merrill Lynch 1-3 Year Government Bond Index (currently 1.7 years). It may also invest to a limited extent in FOREIGN FIXED INCOME SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser tries to achieve the Portfolio's objectives by allocating its assets among broad fixed income sectors, as well as by selecting attractive individual securities within each of those sectors. The portfolio management team makes both the sector allocation decision and the security selections based on relative value. The Adviser uses U.S. Treasury securities and Treasury futures to try to make the Portfolio's sensitivity to changes in interest rates equal to that of the Merrill Lynch 1-3 Year Government Bond Index. The Adviser may sell securities when it believes that expected risk - adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

No performance information is provided because the Targeted Duration Portfolio had not commenced operations as of 12/31/98.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
----------------------------------------------------------
AVERAGE DURATION WILL APPROXIMATE
THE BENCHMARK (CURRENTLY 1.7 YEARS)
----------------------------------------------------------
80% INVESTMENT GRADE SECURITIES
----------------------------------------------------------
UP TO 20% HIGH YIELD SECURITIES
----------------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE
SECURITIES
----------------------------------------------------------
BENCHMARK:                              MERRILL LYNCH 1-3
                                        YEAR GOVERNMENT
                                        BOND INDEX
----------------------------------------------------------
TICKER SYMBOL.:                         NOT AVAILABLE
----------------------------------------------------------
CUSIP NO.:                              552-913-238

PORTFOLIO MANAGERS
----------------------------------------------------------
MICHELE A. KREISLER AND
SCOTT F. RICHARD

BALANCED PORTFOLIO

OBJECTIVE

The Balanced Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests in a mix of EQUITY and FIXED INCOME SECURITIES. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in FOREIGN EQUITY and FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKET SECURITIES. Equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, HIGH YIELD SECURITIES (commonly called "junk bonds"), and foreign fixed income securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flow and other fundamentals, as well as high valuations relative to the Portfolio's investment universe.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility. Brady Bonds are subject to certain risks, including the risk of default by the issuer.

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Brady Bonds also may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may, in its discretion, use derivatives and other techniques to hedge currency risks. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging

GENERALLY 45-75% INVESTED IN
EQUITIES, 25-55% IN FIXED INCOME
SECURITIES
------------------------------------------------------
AT LEAST 25% INVESTED IN SENIOR FIXED
INCOME SECURITIES
------------------------------------------------------
UP TO 25% INVESTED IN FOREIGN EQUITY
AND FOREIGN FIXED INCOME SECURITIES
------------------------------------------------------
UP TO 10% INVESTED IN BRADY BONDS
(A TYPE OF EMERGING MARKET FIXED
INCOME SECURITY)
------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY
GREATER THAN $1 BILLION
------------------------------------------------------
AVERAGE WEIGHTED MATURITY OF FIXED
INCOME SECURITIES GENERALLY GREATER
THAN 5 YEARS
------------------------------------------------------
BENCHMARK:                         WEIGHTED BLEND
                                   OF QUARTERLY
                                   RETURNS OF

                                   60% S&P 500
                                   INDEX

                                   40% SALOMON
                                   BROAD INVESTMENT
                                   GRADE INDEX
------------------------------------------------------
TICKER SYMBOL:                     MPBAX
------------------------------------------------------
CUSIP NO.:                         552-913-675

PORTFOLIO MANAGERS
------------------------------------------------------
THOMAS L. BENNETT, BARTON M. BIGGS,
GARY G. SCHLARBAUM, HORACIO A.
VALEIRAS AND RICHARD B. WORLEY
strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect the Portfolio's overall performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

--------------------------------------------------------------------------------
BALANCED PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON DECEMBER 31, 1992

1993 - 10.37%
1994 - -1.93%
1995 - 27.34%
1996 - 15.37%
1997 - 19.61%
1998 - 15.40%
--------------------------------------------------------------------------------
    HIGH (QUARTER)           LOW (QUARTER)
--------------------------------------------------------------------------------
QUARTER ENDED 12/31/98   QUARTER ENDED 9/30/98
       12.06%                   -6.73%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------------------
                                              SALOMON BROAD        60/40
                      BALANCED     S&P 500     INVESTMENT         BLENDED
                      PORTFOLIO     INDEX      GRADE INDEX         INDEX*
--------------------------------------------------------------------------------
ONE YEAR                15.40       28.57         8.72             21.24
--------------------------------------------------------------------------------
FIVE YEARS              14.74       24.06         7.30             17.36
--------------------------------------------------------------------------------
SINCE INCEPTION
12/31/92                14.00       21.61         7.73             16.10

* The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

  The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

MULTI-ASSET-CLASS PORTFOLIO

OBJECTIVE
The Multi-Asset-Class Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other in order to improve potential return and control the Portfolio's overall risks. The Portfolio invests in EQUITY SECURITIES and FIXED INCOME SECURITIES of U.S. and foreign issuers, including EMERGING MARKET SECURITIES, in accordance with the Adviser's target allocation among certain asset classes. The Portfolio's equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, foreign government securities, corporate bonds, MORTGAGE SECURITIES and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% FOREIGN FIXED INCOME SECURITIES and 6% high yield securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment universe.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

GENERALLY AT LEAST 65% INVESTED IN
ISSUERS LOCATED IN AT LEAST 3 COUNTRIES,
INCLUDING THE U.S.
---------------------------------------------
EQUITY CAPITALIZATION GENERALLY
GREATER THAN $1 BILLION
---------------------------------------------
AVERAGE WEIGHTED MATURITY OF FIXED
INCOME SECURITIES GENERALLY GREATER
THAN 5 YEARS
---------------------------------------------
BENCHMARK: A WEIGHTED BLEND OF
           QUARTERLY RETURNS OF

           50% S&P 500 INDEX

           14% MSCI EAFE-GDP
           WEIGHTED INDEX

           24% SALOMON BROAD
           INVESTMENT GRADE INDEX

           6% SALOMON WORLD
           GOVERNMENT BOND
           EX-U.S. INDEX

           6% SALOMON HIGH
           YIELD MARKET INDEX
---------------------------------------------
TICKER SYMBOL: MPGBX
---------------------------------------------
CUSIP NO.: 552-913-634

PORTFOLIO MANAGERS

THOMAS L. BENNETT, BARTON M. BIGGS,
J. DAVID GERMANY, GARY G. SCHLARBAUM,
HORACIO A. VALEIRAS AND
RICHARD B. WORLEY

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect the Portfolio's overall performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

--------------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO
--------------------------------------------------------------------------------
Commenced operations on July 29, 1994

1995 - 24.62%
1996 - 15.93%
1997 - 17.48%
1998 - 13.87%

--------------------------------------------------------------------------------
           HIGH (QUARTER)                           LOW (QUARTER)
--------------------------------------------------------------------------------
       QUARTER ENDED 12/31/98                  QUARTER ENDED 9/30/98
               12.82%                                   -8.64%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
                                                            SALOMON BROAD    MSCI EAFE-GDP
                              MULTI-ASSET-CLASS    S&P 500    INVESTMENT       WEIGHTED      BLENDED
                                  PORTFOLIO         INDEX     GRADE INDEX        INDEX        INDEX*
-------------------------------------------------------------------------------------------------------
 ONE YEAR                           13.87           28.57         8.72           26.71        22.05
-------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 7/29/94                            15.69           27.65         8.76           10.58        18.57

* The Blended Index is an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE-GDP Weighted Index, 6% Salomon High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index

  The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

IMPORTANT INVESTMENT INFORMATION

Each Portfolio involves the risk that an investor may lose money. Some of the Portfolios may actively trade their securities to achieve their investment objectives. High levels of portfolio turnover are likely to lead to increased transaction costs and possible tax consequences. Nonetheless, short-term trading activities represented by high portfolio turnover rates are not incompatible with these Portfolios' stated objectives of achieving long-term capital appreciation or other multi-year goals, in that short-term trading can lead to gains that ultimately will increase the value of the investor's shares.

The following section describes the principal types of investments that various Portfolios may make and some of the risks associated with those investments. More information about these investments and risks is contained in the Statement of Additional Information.

EQUITY SECURITIES

Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. Equity securities in which the Portfolios may invest may be publicly traded on securities exchanges or over-the-counter. The Portfolios also may invest in securities that are not publicly traded. These securities may be more difficult to sell than other equity securities and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the Investment Company Act of 1940 ("1940 Act") and any other applicable law.

Equity securities are subject to the risk that prices will fluctuate in response to events affecting particular issuers, or entire industries or markets. Smaller companies are subject to additional risks because they may have more limited markets and financial resources, narrower product lines or lack of depth of management. Smaller companies' securities also may be less liquid, and subject to more abrupt or erratic price movements. ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Fund treats ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally are characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are those stocks that are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

FIXED INCOME SECURITIES

Fixed income securities include a wide variety of investments, such as U.S. Government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Yankee bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Certain fixed income securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The variation in the interest rate may enable an investor to trade a floating or variable rate security at par on a daily or periodic basis. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. If the demand feature is an obligation of a foreign entity, it will be subject to certain risks described in the section below entitled "Foreign Securities".

Some fixed income securities may be called (redeemed by the issuer) prior to final maturity. The risk of holding a callable security is that if it is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

DURATION

The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a Portfolio with a higher average duration.

MORTGAGE SECURITIES

Mortgage securities are subject to the risk that as interest rates fall, borrowers will refinance their mortgages, resulting in prepayment of principal. A Portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these principal payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility.

HIGH YIELD SECURITIES

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

YANKEE BONDS

Yankee bonds are U.S.-dollar denominated fixed income instruments issued by foreign governments and corporations and sold in the United States. They are considered U.S. securities for purposes of the Portfolios' investment policies (except for the Domestic Fixed Income Portfolio).

FOREIGN SECURITIES

While many of the characteristics and risks of foreign equity and fixed income securities are similar to those of domestic securities, investing in foreign securities involves certain additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolios' investments in those countries. There also can be difficulty obtaining and enforcing judgments in foreign countries.

Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use certain derivatives to offset this risk. The risks of hedging currency risk are described below in the section entitled "Derivatives and Other Investments". The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

EMERGING MARKET SECURITIES

Investing in emerging market securities enhances the risks of foreign investing. The risk of political or social upheaval, expropriation, and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities, and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging markets issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use derivatives to pursue portfolio strategies and objectives. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and structured notes. Derivatives sometimes offer the most economical way of pursuing a particular investment strategy, limiting certain risks or enhancing potential returns.

Certain derivative instruments are publicly traded on exchanges or over-the-counter, while others are privately negotiated. The Portfolios may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase a Portfolio's level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly. Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios may use futures to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities will use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

RISKS OF DERIVATIVES

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and
(iii) certain
derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. See the Statement of Additional Information for more about the risks of different types of derivatives.

The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio (except the Cash Reserves Portfolio) may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under futures contracts and options thereon entered into for purposes other than bona fide hedging.

Each Portfolio (except the Cash Reserves Portfolio) may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities which require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

MORTGAGE DERIVATIVES

CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Both CMOs and SMBS are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally, depending on whether the payments are predominantly based on principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to lose money on the investment.

ADDITIONAL INFORMATION

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain fixed income securities for temporary defensive purposes. See the Statement of Additional Information for more information about the types of fixed income securities in which the Portfolios may invest. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolios' performance. Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

EQUITY PORTFOLIOS

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------
                                                                       TOTAL
                                                                    ANNUAL FUND
                                MANAGEMENT  DISTRIBUTION    OTHER    OPERATING
                                   FEES     (12B-1) FEES  EXPENSES   EXPENSES
--------------------------------------------------------------------------------
EQUITY PORTFOLIO                   .500%        NONE        .109%       .609%
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO           .500%        NONE        .120%       .620%
--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO            .750%        NONE        .153%       .903%
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO        1.000%        NONE       3.830%*     4.830%**
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO          .750%        NONE        .110%       .860%
--------------------------------------------------------------------------------
VALUE PORTFOLIO                    .500%        NONE        .100%       .600%

    Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements.
 *  Other expenses are based on estimated amounts for the current year.
** The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.


                                          TOTAL ANNUAL FUND OPERATING EXPENSES
                                        AFTER MAS WAIVER/REIMBURSEMENT & OFFSETS
--------------------------------------------------------------------------------
 SMALL CAP GROWTH PORTFOLIO                              1.150%
--------------------------------------------------------------------------------

EXAMPLE

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. For Portfolios that have been in operation for 6 months or less, the example is limited to 3 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

--------------------------------------------------------------------------------
                           EXAMPLE
                                    1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
EQUITY PORTFOLIO                     $ 62       $  195       $340        $  761
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO             $ 63       $  199       $346        $  774
--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO              $ 92       $  288       $500        $1,111
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO           $483       $1,453       $ --        $   --
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO            $ 88       $  274       $477        $1,061
--------------------------------------------------------------------------------
VALUE PORTFOLIO                      $ 61       $  192       $335        $  750

FIXED INCOME
PORTFOLIOS

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.


--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS (Continued)
--------------------------------------------------------------------------------
                                                                       TOTAL
                                                                    ANNUAL FUND
                                MANAGEMENT  DISTRIBUTION    OTHER    OPERATING
                                   FEES     (12B-1) FEES  EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CASH RESERVES PORTFOLIO           .250%         NONE       .120%      .370%**
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME
PORTFOLIO                         .375%         NONE       .142%      .517%**
--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO            .375%         NONE       .107%      .482%
--------------------------------------------------------------------------------
FIXED INCOME II PORTFOLIO         .375%         NONE       .128%      .503%
--------------------------------------------------------------------------------
GLOBAL FIXED INCOME
PORTFOLIO                         .375%         NONE       .187%      .562%
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO              .375%         NONE       .123%      .498%
--------------------------------------------------------------------------------
INTERMEDIATE DURATION
PORTFOLIO                         .375%         NONE       .147%      .522%
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME
PORTFOLIO                         .375%         NONE       .145%      .520%
--------------------------------------------------------------------------------
LIMITED DURATION PORTFOLIO        .300%         NONE       .121%      .421%
--------------------------------------------------------------------------------
MULTI-MARKET FIXED INCOME
PORTFOLIO                         .450%         NONE       .181%      .631%**
--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO               .375%         NONE       .182%      .557%**
--------------------------------------------------------------------------------
SPECIAL PURPOSE FIXED
INCOME PORTFOLIO                  .375%         NONE       .114%      .489%
--------------------------------------------------------------------------------
TARGETED DURATION PORTFOLIO       .375%         NONE       .195%*     .570%**


    Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements.
 *  Other expenses are based on estimated amounts for the current year.
** The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.


                                          TOTAL ANNUAL FUND OPERATING EXPENSES
                                        AFTER MAS WAIVER/REIMBURSEMENT & OFFSETS
--------------------------------------------------------------------------------
CASH RESERVES PORTFOLIO                                   .320%
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME
PORTFOLIO                                                 .500%
--------------------------------------------------------------------------------
MULTI-MARKET FIXED INCOME
PORTFOLIO                                                 .580%
--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                                       .500%
--------------------------------------------------------------------------------
TARGETED DURATION PORTFOLIO                               .450%

EXAMPLE

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. For Portfolios that have been in operation for 6 months or less, the example is limited to 3 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS (Continued)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

--------------------------------------------------------------------------------
                                  EXAMPLE
                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CASH RESERVES PORTFOLIO                   $38       $119       $208       $468
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME PORTFOLIO           $53       $166       $289       $649
--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO                    $49       $155       $270       $606
--------------------------------------------------------------------------------
FIXED INCOME II PORTFOLIO                 $51       $161       $281       $632
--------------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO             $57       $180       $314       $704
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      $51       $160       $279       $626
--------------------------------------------------------------------------------
INTERMEDIATE DURATION PORTFOLIO           $53       $167       $292       $655
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO      $53       $167       $291       $653
--------------------------------------------------------------------------------
LIMITED DURATION PORTFOLIO                $43       $135       $236       $531
--------------------------------------------------------------------------------
MULTI-MARKET FIXED INCOME PORTFOLIO       $64       $202       $352       $788
--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                       $57       $179       $311       $698
--------------------------------------------------------------------------------
SPECIAL PURPOSE FIXED INCOME PORTFOLIO    $50       $157       $274       $615
--------------------------------------------------------------------------------
TARGETED DURATION PORTFOLIO               $58       $183       $ --       $ --

BALANCED PORTFOLIOS

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS (Continued)
--------------------------------------------------------------------------------
                                                                       TOTAL
                                                                    ANNUAL FUND
                                MANAGEMENT  DISTRIBUTION    OTHER    OPERATING
                                   FEES     (12B-1) FEES  EXPENSES   EXPENSES
--------------------------------------------------------------------------------
BALANCED PORTFOLIO                .450%         NONE        .138%      .588%
--------------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO       .650%         NONE        .174%      .824%*

    Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements.
 * The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.


                                          TOTAL ANNUAL FUND OPERATING EXPENSES
                                        AFTER MAS WAIVER/REIMBURSEMENT & OFFSETS
--------------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO                              .780%
--------------------------------------------------------------------------------

EXAMPLE

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table at right.

--------------------------------------------------------------------------------
                                  EXAMPLE
                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO                        $60        $188       $328     $  735
--------------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO               $84        $263       $457     $1,018

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------

Institutional Class Shares are available to clients of the Adviser with combined investments of $5,000,000 and corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations).

Institutional Class Shares of each portfolio, except for the Cash Reserves Portfolio, may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order. Institutional Class Shares of the Cash Reserves Portfolio may be purchased at the NAV next determined after we receive your purchase order and the Fund's Custodian Bank, The Chase Manhattan Bank ("Chase") receives monies credited by a Federal Reserve Bank ("Federal Funds").

INITIAL PURCHASE
BY MAIL

You may open an account, subject to acceptance by MAS Funds, by completing and signing an Account Registration Form provided by MAS Funds' Client Services Group ("Client Services") and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868 together with a check payable to MAS Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE
BY WIRE

You may purchase Institutional Class Shares of each portfolio by wiring Federal Funds to Chase. You should forward a completed Account Registration Form to Client Services in advance of the wire. For all portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. See the section below entitled "Valuation of Shares". (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:

                The Chase Manhattan Bank
                1 Chase Manhattan Plaza
                New York, NY 10081
                ABA #021000021
                DDA #910-2-734143
                Attn: MAS Funds Subscription Account
                Ref: (Portfolio Name, Account Number, Account Name)

You can also make purchases in the Cash Reserves Portfolio by Federal Funds wire to Chase. If we receive notification of your order prior to 12:00 noon (Eastern
Time) and Chase receives the funds the same day, then your purchase will become effective and begin to earn income on that day. If we receive notification of your order after 12:00 noon (Eastern Time), then your purchase will be effective on the next business day.

ADDITIONAL
INVESTMENTS

You may make additional investments of Institutional Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to MAS Funds) to Client Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above. For all portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. For the Cash Reserves Portfolio, Client Services must receive notification of your Federal Funds wire by 12:00 noon (Eastern Time). We normally credit purchases made by check in the Cash Reserves Portfolio at the NAV determined two business days after we receive the check.

--------------------------------------------------------------------------------
PURCHASING SHARES (Continued)
--------------------------------------------------------------------------------

OTHER PURCHASE
INFORMATION

We may suspend the offering of shares, or any class of shares, of any portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a portfolio's shares will be made in full and fractional shares of the portfolio calculated to three decimal places. Certificates for shares will not be issued unless you request them in writing. Certificates for fractional shares, however, will not be issued.

--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------

You may redeem shares of each portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption.

BY MAIL

Each portfolio will redeem shares at the NAV next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact Client Services for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling Client Services at 1-800-354-8185 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

BY FACSIMILE

Written requests in good order for redemptions, exchanges and transfers may be forwarded to the Fund via facsimile at (610) 940-5284. If you make a request via facsimile, you must call Client Services to ensure that the Fund properly received your instructions. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed or under any emergency circumstances.

In certain cases, we may determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash. We may pay you partly or entirely by distributing to you readily marketable securities held by the portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

--------------------------------------------------------------------------------
VALUATION OF SHARES
--------------------------------------------------------------------------------

We determine the NAV of the following portfolios at the following times on each day the portfolio(s) is open for business:

o   Equity Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern
    Time).

o Fixed Income Portfolios as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

o Balanced and Multi-Asset-Class Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

o   Cash Reserves Portfolio as of 12:00 noon (Eastern Time).

Each Portfolio values its securities at market value, except the Cash Reserves Portfolio which values its securities using amortized cost valuation. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Cash Reserves Portfolio is closed on Columbus Day and Veterans Day. The value of certain portfolio securities may change on a day when you can't purchase or redeem shares because some portfolios invest in foreign securities that trade on days when the Fund is closed.

--------------------------------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

You may exchange each portfolio's Institutional Class Shares for Institutional Class Shares of the Fund's other portfolios based on their respective NAVs. The exchange privilege is only available with respect to portfolios offering Institutional Class Shares that are qualified for sale in your state of residence. We charge no fee for exchanges. You should send exchange requests to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868, or by facsimile with a follow-up phone call. Exchange requests can also be made by telephone, provided the telephone redemption option has been authorized. We reserve the right to change the terms or conditions of the exchange privilege upon sixty days' notice.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TAXES

Income dividends you receive (except from the Municipal Portfolio) will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

The Municipal Portfolio intends to pay "exempt-interest" dividends which are excluded from your gross income for federal income tax purposes. When you receive exempt-interest dividends they may be subject to state and local taxes, although some states allow you to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within your state of residence.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that they paid.

Distributions paid in January but declared by a portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

DIVIDENDS &
DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

 PORTFOLIO                            MONTHLY       QUARTERLY        ANNUALLY
--------------------------------------------------------------------------------
 EQUITY                                            [CHECK MARK]
--------------------------------------------------------------------------------
 MID CAP GROWTH                                                    [CHECK MARK]
--------------------------------------------------------------------------------
 MID CAP VALUE                                                     [CHECK MARK]
--------------------------------------------------------------------------------
 SMALL CAP GROWTH                                                  [CHECK MARK]
--------------------------------------------------------------------------------
 SMALL CAP VALUE                                                   [CHECK MARK]
--------------------------------------------------------------------------------
 VALUE                                             [CHECK MARK]
--------------------------------------------------------------------------------
 CASH RESERVES                     [CHECK MARK]
--------------------------------------------------------------------------------
 DOMESTIC FIXED INCOME                             [CHECK MARK]
--------------------------------------------------------------------------------
 FIXED INCOME                                      [CHECK MARK]
--------------------------------------------------------------------------------
 FIXED INCOME II                                   [CHECK MARK]
--------------------------------------------------------------------------------
 GLOBAL FIXED INCOME                               [CHECK MARK]
--------------------------------------------------------------------------------
 HIGH YIELD                                        [CHECK MARK]
--------------------------------------------------------------------------------
 INTERMEDIATE DURATION             [CHECK MARK]
--------------------------------------------------------------------------------
 INTERNATIONAL FIXED INCOME                        [CHECK MARK]
--------------------------------------------------------------------------------
 LIMITED DURATION                  [CHECK MARK]
--------------------------------------------------------------------------------
 MULTI-MARKET FIXED INCOME                         [CHECK MARK]
--------------------------------------------------------------------------------
 MUNICIPAL                         [CHECK MARK]
--------------------------------------------------------------------------------
 SPECIAL PURPOSE FIXED INCOME                      [CHECK MARK]
--------------------------------------------------------------------------------
 TARGETED DURATION                 [CHECK MARK]
--------------------------------------------------------------------------------
 BALANCED                                          [CHECK MARK]
--------------------------------------------------------------------------------
 MULTI-ASSET-CLASS                                 [CHECK MARK]

   If any net gains are realized from the sale of underlying securities, the portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the portfolio unless you elect otherwise. If you want to change how your dividends are paid you must notify MAS Funds in writing.

FUND MANAGEMENT

ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. (MSDW), and is a division of Morgan Stanley Dean Witter Investment Management. The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428-0868. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1998, Morgan Stanley Dean Witter Investment Management had in excess of $163 billion in assets under management.

The Adviser makes investment decisions for the Fund's portfolios and places each portfolio's purchase and sales orders. Each portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table below shows the Adviser's annual contractual and actual rates of compensation for the Fund's 1998 fiscal year.

SUB-ADVISER

Effective May 3, 1999, Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") will serve as Sub-Adviser to the Cash Reserves Portfolio. As Sub-Adviser, MSDW Advisors will make day-to-day investment decisions for the Cash Reserves Portfolio and place the Portfolio's purchase and sales orders. The Adviser will pay MSDW Advisors 40% of the fee the Adviser receives from the Cash Reserves Portfolio as compensation for its sub-advisory services. MSDW Advisors, located at Two World Trade Center, New York, New York 10048, is a wholly-owned subsidiary of MSDW. MSDW Advisors develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by MSDW financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors. MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment advisory and administrative capacities to 100 investment companies and other portfolios with net assets under management of approximately $129 billion as of March 31, 1999.

                                              CONTRACTUAL           FY 1998
                                              COMPENSATION          ACTUAL
                                                  RATE         COMPENSATION RATE
--------------------------------------------------------------------------------
 EQUITY PORTFOLIO                                 .500              .500
--------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO                         .500              .500
--------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO                          .750              .750
--------------------------------------------------------------------------------
 SMALL CAP GROWTH PORTFOLIO*                     1.000              .000
--------------------------------------------------------------------------------
 SMALL CAP VALUE PORTFOLIO                        .750              .750
--------------------------------------------------------------------------------
 VALUE PORTFOLIO                                  .500              .500
--------------------------------------------------------------------------------
 CASH RESERVES PORTFOLIO*                         .250              .197
--------------------------------------------------------------------------------
 DOMESTIC FIXED INCOME PORTFOLIO*                 .375              .361
--------------------------------------------------------------------------------
 FIXED INCOME PORTFOLIO                           .375              .375
--------------------------------------------------------------------------------
 FIXED INCOME II PORTFOLIO                        .375              .375
--------------------------------------------------------------------------------
 GLOBAL FIXED INCOME PORTFOLIO                    .375              .375
--------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO                             .375              .375
--------------------------------------------------------------------------------
 INTERMEDIATE DURATION PORTFOLIO                  .375              .375
--------------------------------------------------------------------------------
 INTERNATIONAL FIXED INCOME PORTFOLIO             .375              .375
--------------------------------------------------------------------------------
 LIMITED DURATION PORTFOLIO                       .300              .300
--------------------------------------------------------------------------------
 MULTI-MARKET FIXED INCOME PORTFOLIO*             .450              .403
--------------------------------------------------------------------------------
 MUNICIPAL PORTFOLIO*                             .375              .334
--------------------------------------------------------------------------------
 SPECIAL PURPOSE FIXED INCOME PORTFOLIO           .375              .375
--------------------------------------------------------------------------------
 TARGETED DURATION PORTFOLIO*                     .375                --
--------------------------------------------------------------------------------
 BALANCED PORTFOLIO                               .450              .450
--------------------------------------------------------------------------------
 MULTI-ASSET-CLASS PORTFOLIO*                     .650              .608

* The Adviser is voluntarily waiving a portion of its fees and/or reimbursing certain expenses for the Cash Reserves Portfolio, the Domestic Fixed Income Portfolio, the Multi-Market Fixed Income Portfolio, the Municipal Portfolio, the Multi-Asset-Class Portfolio, the Small Cap Growth Portfolio and the Targeted Duration Portfolio to keep Total Operating Expenses from exceeding .32%, .50%, 58%, .50%, .78%, 1.15%, and .45% respectively.

PORTFOLIO MANAGERS

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

DALE R. ALBRIGHT, Vice President, MSDW Advisors, has served as Portfolio Manager/Analyst at MSDW Advisors since 1990. He serves as a Portfolio Manager for MSDW Advisors' taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

ROBERT E. ANGEVINE, Principal, MSDW, joined Morgan Stanley Dean Witter Investment Management Inc. in 1988 as a Fixed Income Portfolio Manager. He joined the management team for the High Yield Portfolio in 1996.

ARDEN C. ARMSTRONG, Managing Director, MSDW, joined MAS in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990, the Equity Portfolio in 1994 and the Small Cap Growth Portfolio in 1998.

RICHARD M. BEHLER, Principal, MSDW, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the management team for the Value Portfolio in 1996.

THOMAS L. BENNETT, Managing Director, MSDW, joined MAS in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the High Yield Portfolio in 1985, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

BARTON M. BIGGS, Managing Director of MSDW since 1975, Chairman of Morgan Stanley Dean Witter Investment Management Inc. since 1980 and a director of Morgan Stanley Group, Inc. He is also a director and chairman of various registered investment companies to which Morgan Stanley Dean Witter Investment Management Inc. and certain of its affiliates provide investment advisory services. He joined the management teams for the Balanced and Multi-Asset-Class Portfolios in 1999.

DAVID P. CHU, Vice President, MSDW, joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1998.

BRADLEY S. DANIELS, Principal, MSDW, joined MAS in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

KENNETH B. DUNN, Managing Director, MSDW, joined MAS in 1987. He joined the management team for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income Portfolio in 1992 and the Multi-Market Fixed Income Portfolio in 1997.

STEPHEN F. ESSER, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

WILLIAM B. GERLACH, Principal, MSDW, joined MAS in 1991. He served as a Research Associate from 1991 to 1996 and has served as an Equity Portfolio Manager since 1996. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

J. DAVID GERMANY, Managing Director, MSDW, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

JAMES J. JOLINGER, Principal, MSDW, joined MAS in 1994. He served as an Equity Analyst from 1994 to 1997, and has served as an Equity Portfolio Manager and Director of Research since 1997. He joined the management team for the Equity Portfolio in 1997.

NICHOLAS J. KOVICH, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the Equity Portfolio in 1994 and the Value Portfolio in 1997.

BRIAN KRAMP, Vice President, MSDW, joined MAS in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors, from 1985 to 1997. He joined the management team for the Equity Portfolio in 1998.

STEVEN K. KREIDER, Principal, MSDW, joined MAS in 1988. He joined the management team for the Municipal Portfolio in 1992.

MICHELE A. KREISLER, Principal, MSDW, joined MAS in 1994. She received her Ph.D. in Finance from the Wharton School of the University of Pennsylvania in 1996. She served as a Fixed Income Analyst from 1994 to 1995 and as a Portfolio Manager from 1995 to 1998. She joined the management team of the Targeted Duration and Limited Duration Portfolios in 1998.

MICHAEL KUSHMA, Principal, MSDW, joined Morgan Stanley Dean Witter Investment Management Inc. in 1987. He served as a Global Fixed Income Strategist from 1987 to 1995, and has served as the Senior Global Fixed Income Portfolio Manager since 1995. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

CHRIS LEAVY, Vice President, MSDW, joined MAS in 1997. He served as a Portfolio Manager for Capitoline Investment Services from 1995-1997; a Portfolio Manager for Premier Trust Company from 1994 to 1995; and as a Research Analyst for Leavy Investment Management from 1993 to 1994. He joined the management team for the Mid Cap Value and Small Cap Value Portfolios in 1998.

GORDON W. LOERY, Principal, MSDW, joined MAS in 1996. He served as a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996. He joined the management team for the High Yield Portfolio in 1999.

ANGELO G. MANIOUDAKIS, Principal, MSDW, joined MAS in 1993. He attended Harvard Graduate School of Business Administration from 1991 to 1993. He served as a Fixed Income Analyst from 1993 to 1995. From 1995 to 1998, he served as a Fixed Income Portfolio manager. He joined the management team for the Intermediate Duration Portfolio in 1998.

ROBERT J. MARCIN, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the Value Portfolio in 1990 and the Equity Portfolio in 1994.

JONATHAN R. PAGE, Senior Vice President, MSDW Advisors, has served as Portfolio Manager at MSDW Advisors since 1975. He serves as a Senior Portfolio Manager for MSDW Advisors' taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

PAUL F. O'BRIEN, Principal, MSDW, joined MAS in 1996. He served as Head of European Economics from 1993 through 1995 for J.P. Morgan. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

SCOTT F. RICHARD, Managing Director, MSDW, joined MAS in 1992. He joined the management team for the Limited Duration, Intermediate Duration and Advisory Mortgage Portfolios in 1995 and the Targeted Duration Portfolio in 1998.

GARY G. SCHLARBAUM, Managing Director, MSDW; Director, MAS Fund Distribution, Inc. joined MAS in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

NEIL STONE, Principal, MSDW, joined MAS in 1996. He served as Director of Fixed Income Research at CS First Boston Corporation from 1985 to 1995, and as Vice President of Mortgage Research at Morgan Stanley from 1995 to 1996. He joined the management team for the Municipal Portfolio in 1998.

HORACIO A. VALEIRAS, Managing Director, MSDW, joined MAS in 1992. He joined the management team for the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

RAM WILLNER, Principal, MSDW, joined MAS in 1998. He served as a Market Strategist, Risk Control Manager and Director of International Bond Research for Pacific Investment Management Company from 1994 to 1998; and as a Senior Quantitative Analyst for Sanford C. Bernstein & Co. From 1992 to 1994. He joined the management team for the Global Fixed Income Portfolio in 1998.

RICHARD B. WORLEY, Managing Director, MSDW, joined MAS in 1978. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income II Portfolio in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992 and the Multi-Asset-Class Portfolio in 1994. Mr. Worley has also served as President of Morgan Stanley Dean Witter Investment Management since 1998.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

YEAR 2000 DISCLOSURE STATEMENT

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolios' investments may be adversely affected.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). As of the fiscal year ended September 30, 1998, the Targeted Duration Portfolio had not commenced operations. This information has been extracted from the Fund's financial statements which were audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1998 Annual Report to Shareholders.

                                                  NET GAINS                              DIVIDEND
          NET ASSET                               OR LOSSES                           DISTRIBUTIONS        CAPITAL GAIN
           VALUE-            NET                ON SECURITIES         TOTAL FROM          (NET            DISTRIBUTIONS
         BEGINNING        INVESTMENT           (REALIZED AND          INVESTMENT       INVESTMENT         (REALIZED NET
         OF PERIOD          INCOME               UNREALIZED)          ACTIVITIES         INCOME)          CAPITAL GAINS)
---------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1998      $29.45             $0.24                 ($1.04)              ($0.80)          ($0.28)             ($7.93)
1997       25.67              0.36                   8.22                 8.58            (0.40)              (4.40)
1996       24.43              0.50                   3.26                 3.76            (0.50)              (2.02)
1995       21.05              0.52                   4.55                 5.07            (0.52)              (1.17)
1994       22.82              0.44                   0.41                 0.85            (0.41)              (2.21)

MID CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/30/90)
1998      $21.84            ($0.03)                 $0.24                $0.21               --              ($3.43)
1997       20.53             (0.01)                  4.75                 4.74               --               (3.43)
1996       18.60              0.01                   4.70                 4.71            (0.03)              (2.75)
1995       16.29              0.03                   4.21                 4.24            (0.03)              (1.90)
1994       18.56              0.02                  (0.58)               (0.56)           (0.01)              (1.70)

MID CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/30/94)
1998+++   $21.80             $0.08                 ($1.53)              ($1.45)          ($0.04)             ($2.19)
1997+++    14.49              0.05                   8.37                 8.42            (0.10)              (1.01)
1996       13.45              0.11                   2.52                 2.63            (0.55)              (1.04)
1995       10.00              0.55###                2.90                 3.45               --                  --

SMALL CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 6/30/98)
1998      $10.00            ($0.01)                ($1.42)              ($1.43)              --                  --

SMALL CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/01/86)
1998      $24.97             $0.16                 ($4.33)              ($4.17)          ($0.14)             ($3.29)
1997       19.64              0.15                   8.39                 8.54            (0.11)              (3.10)
1996       18.28              0.18                   3.62                 3.80            (0.20)              (2.24)
1995       17.67              0.19                   2.49                 2.68            (0.14)              (1.93)
1994       17.55              0.16                   1.14                 1.30            (0.24)              (0.94)

                                        NET ASSET                 NET ASSETS-       RATIO OF          RATIO OF
                                          VALUE-                    END OF          EXPENSES         NET INCOME     PORTFOLIO
            OTHER            TOTAL        END OF       TOTAL        PERIOD         TO AVERAGE        TO AVERAGE      TURNOVER
        DISTRIBUTIONS    DISTRIBUTIONS    PERIOD      RETURN**    (THOUSANDS)      NET ASSETS+       NET ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1998         --            ($8.21)       $20.44       (2.66%)      $872,662           0.61%             0.94%           77%
1997         --             (4.80)        29.45        38.46      1,312,547           0.60              1.30            85
1996         --             (2.52)        25.67        16.48      1,442,261           0.60              1.95            67
1995         --             (1.69)        24.43        26.15      1,597,632           0.61              2.39            67
1994         --             (2.62)        21.05         4.11      1,193,017           0.60              2.10            41

MID CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/30/90)
1998         --            ($3.43)       $18.62         2.00%      $429,955           0.62%            (0.13%)         172%
1997         --             (3.43)        21.84        28.05        446,963           0.63             (0.07)          134
1996         --             (2.78)        20.53        28.81        403,281           0.60              0.04           141
1995         --             (1.93)        18.60        30.56        373,547           0.61              0.21           129
1994         --             (1.71)        16.29        (3.28)       302,995           0.60              0.12            55

MID CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/30/94)
1998+++      --            ($2.23)       $18.12        (6.92%)     $420,555           0.90%             0.40%          213%
1997+++      --             (1.11)        21.80        61.40        220,260           0.90++            0.28           184
1996         --             (1.59)        14.49        22.30         50,449           0.88++            1.61           377
1995         --                --         13.45        34.50          4,507           0.93*++          10.13*###       639###

SMALL CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 6/30/98)
1998         --                --         $8.57       (14.30%)       $3,004           1.16%*++         (0.46%*)         67%

SMALL CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/01/86)
1998         --            ($3.43)       $17.37       (18.34%)     $716,729           0.86%             0.71%          163%
1997         --             (3.21)        24.97        49.81        897,396           0.86              0.70           107
1996         --             (2.44)        19.64        24.00        585,457           0.86              0.99           145
1995         --             (2.07)        18.28        18.39        430,368           0.87              1.20           119
1994         --             (1.18)        17.67         8.04        308,156           0.88              0.91           162

                                                  NET GAINS                              DIVIDEND
          NET ASSET                               OR LOSSES                           DISTRIBUTIONS        CAPITAL GAIN
           VALUE-              NET              ON SECURITIES         TOTAL FROM          (NET            DISTRIBUTIONS
         BEGINNING        INVESTMENT           (REALIZED AND          INVESTMENT       INVESTMENT         (REALIZED NET
         OF PERIOD          INCOME               UNREALIZED)          ACTIVITIES         INCOME)          CAPITAL GAINS)
--------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/05/84)
1998      $20.37             $0.34                 ($3.38)              ($3.04)          ($0.36)             ($1.81)
1997+++    15.61              0.34                   5.75                 6.09            (0.30)              (1.03)
1996       14.89              0.30                   2.20                 2.50            (0.32)              (1.46)
1995       12.63              0.31                   3.34                 3.65            (0.31)              (1.08)
1994       12.76              0.30                   0.59                 0.89            (0.29)              (0.73)

CASH RESERVES PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/29/90)
1998      $1.000             $.053                     --                $.053           ($.053)                 --
1997       1.000              .052                     --                 .052            (.052)                 --
1996       1.000              .052                     --                 .052            (.052)                 --
1995       1.000              .055                     --                 .055            (.055)                 --
1994       1.000              .034                     --                 .034            (.034)                 --

DOMESTIC FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 9/29/87)
1998      $11.27             $0.73                  $0.32                $1.05           ($0.79)             ($0.13)
1997       10.89              0.74                   0.33                 1.07            (0.67)              (0.02)
1996       11.03              0.56                  (0.09)                0.47            (0.57)                 --
1995        9.87              0.52                   0.87                 1.39            (0.23)                 --
1994       11.99              0.94                  (1.23)               (0.29)           (0.95)              (0.73)

FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1998+++   $12.22             $0.78                  $0.14                $0.92           ($0.75)             ($0.17)
1997+++    11.83              0.80                   0.50                 1.30            (0.78)              (0.13)
1996       11.82              0.78                   0.08                 0.86            (0.79)              (0.06)
1995       10.93              0.80                   0.69                 1.49            (0.60)                 --
1994       12.86              0.77                  (1.28)               (0.51)           (0.82)              (0.47)

FIXED INCOME PORTFOLIO II (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/31/90)
1998      $11.46             $0.61                  $0.40                $1.01           ($0.66)             ($0.12)
1997       11.23              0.74                   0.39                 1.13            (0.79)              (0.11)
1996       11.33              0.70                  (0.03)                0.67            (0.66)              (0.08)
1995       10.42              0.71                   0.71                 1.42            (0.51)                 --
1994       11.97              0.63                  (1.16)               (0.53)           (0.67)              (0.21)

GLOBAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/30/93)
1998      $10.64             $0.55                  $0.38                $0.93            (0.39)             ($0.15)
1997+++    11.01              0.60                  (0.22)                0.38            (0.59)              (0.16)
1996       11.05              0.63                   0.09                 0.72            (0.71)              (0.05)
1995       10.20              0.71                   0.81                 1.52            (0.67)                 --
1994       10.67              0.58                  (0.61)               (0.03)           (0.41)              (0.03)



                                         NET ASSET                 NET ASSETS-       RATIO OF          RATIO OF
                                           VALUE-                    END OF          EXPENSES         NET INCOME     PORTFOLIO
             OTHER            TOTAL        END OF       TOTAL        PERIOD         TO AVERAGE        TO AVERAGE      TURNOVER
         DISTRIBUTIONS    DISTRIBUTIONS    PERIOD      RETURN**    (THOUSANDS)      NET ASSETS+       NET ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/05/84)
1998           --           ($2.17)       $15.16       (16.41%)   $2,288,236           0.60%             1.76%           56%
1997+++        --            (1.33)        20.37        41.25      3,542,772           0.62              1.93            46
1996           --            (1.78)        15.61        18.41      1,844,740           0.61              2.07            53
1995           --            (1.39)        14.89        32.58      1,271,586           0.60              2.43            56
1994           --            (1.02)        12.63         7.45        981,337           0.61              2.40            54

CASH RESERVES PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/29/90)
1998           --           ($.053)       $1.000         5.47%      $168,228           0.32%++           5.33%          N/A
1997           --            (.052)        1.000         5.32         98,464           0.33++            5.20           N/A
1996           --            (.052)        1.000         5.35         78,497           0.33++            5.19           N/A
1995           --            (.055)        1.000         5.57         44,624           0.33++            5.45           N/A
1994           --            (.034)        1.000         3.40         37,933           0.32++            3.70           N/A

DOMESTIC FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 9/29/87)
1998           --           ($0.92)       $11.40         9.83%       $76,042           0.51%++           6.32%          145%
1997           --            (0.69)        11.27        10.20         96,954           0.51++            6.48           217
1996        (0.04)#          (0.61)        10.89         4.41         95,362           0.52++            5.73           168
1995           --            (0.23)        11.03        14.33         36,147           0.51++            6.80           313
1994        (0.15)#          (1.83)         9.87        (2.87)        36,521           0.50++            7.65            78

FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1998+++        --           ($0.92)       $12.22         7.90%    $4,625,015           0.48%             6.49%          121%
1997+++        --            (0.91)        12.22        11.47      3,219,987           0.49              6.73           179
1996           --            (0.85)        11.83         7.63      1,790,146           0.48              6.77           162
1995           --            (0.60)        11.82        14.19      1,487,409           0.49              7.28           140
1994       ($0.13)#          (1.42)        10.93        (4.43)     1,194,957           0.49              6.79           100

FIXED INCOME PORTFOLIO II (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/31/90)
1998           --           ($0.78)       $11.69         9.23%      $443,923           0.50%             6.19%           92%
1997           --            (0.90)        11.46        10.58        226,662           0.50              6.54           182
1996        (0.03)#          (0.77)        11.23         6.12        191,740           0.50              6.06           165
1995           --            (0.51)        11.33        14.13        176,945           0.51              6.75           153
1994        (0.14)#          (1.02)        10.42        (4.76)       129,902           0.51              6.07           137

GLOBAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/30/93)
1998           --           ($0.54)       $11.03         9.18%       $71,834           0.56%             5.11%           88%
1997+++        --            (0.75)        10.64         3.53         77,493           0.57              5.65           137
1996           --            (0.76)        11.01         6.83         67,282           0.60              5.25           133
1995           --            (0.67)        11.05        15.54         55,147           0.58              6.34           118
1994           --            (0.44)        10.20        (0.29)        43,066           0.57              5.48           117



                                                  NET GAINS                              DIVIDEND
          NET ASSET                               OR LOSSES                           DISTRIBUTIONS       CAPITAL GAIN
           VALUE-             NET               ON SECURITIES        TOTAL FROM           (NET            DISTRIBUTIONS
         BEGINNING        INVESTMENT           (REALIZED AND          INVESTMENT       INVESTMENT         (REALIZED NET
         OF PERIOD          INCOME               UNREALIZED)          ACTIVITIES         INCOME)          CAPITAL GAINS)
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 2/28/89)
1998+++    $10.15            $0.85                 ($0.93)            ($0.08)           ($0.82)             ($0.26)
1997+++      9.32             0.86                   0.87               1.73             (0.87)              (0.03)
1996         9.08             0.88                   0.28               1.16             (0.92)                 --
1995         8.97             0.90                   0.19               1.09             (0.85)              (0.08)
1994         9.49             0.75                  (0.42)              0.33             (0.69)              (0.16)
INTERMEDIATE DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/3/94)
1998       $10.48            $0.58                  $0.28              $0.86            ($0.56)             ($0.10)
1997+++     10.28             0.61                   0.27               0.88             (0.53)              (0.15)
1996        10.68             0.60                   0.03               0.63             (0.65)              (0.38)
1995        10.00             0.69                   0.42               1.11             (0.43)                 --
INTERNATIONAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/29/94)
1998       $10.19            $0.45                  $0.56              $1.01            ($0.36)             ($0.09)
1997        10.77             0.50                  (0.44)              0.06             (0.38)              (0.26)
1996        11.01             0.52                   0.12               0.64             (0.80)              (0.08)
1995        10.05             0.67                   0.92               1.59             (0.63)                 --
1994        10.00             0.21                  (0.11)              0.10             (0.05)                 --
LIMITED DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1998       $10.49            $0.59                  $0.03              $0.62            ($0.57)                 --
1997        10.38             0.62                   0.08               0.70             (0.59)                 --
1996        10.41             0.58                  (0.03)              0.55             (0.58)                 --
1995        10.19             0.56                   0.22               0.78             (0.55)                 --
1994        10.72             0.56                  (0.52)              0.04             (0.51)             ($0.04)
MULTI-MARKET FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/97)
1998       $10.00            $0.56                 ($0.29)             $0.27            ($0.40)                 --
MUNICIPAL PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/92)
1998       $11.64            $0.54                  $0.28              $0.82            ($0.50)                 --
1997        11.23             0.53                   0.40               0.93             (0.52)                 --
1996        10.75             0.51                   0.49               1.00             (0.52)                 --
1995        10.04             0.59                   0.71               1.30             (0.59)                 --
1994        11.15             0.51                  (1.01)             (0.50)            (0.54)                 --
SPECIAL PURPOSE FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1998      $12.58             $0.84                  $0.03              $0.87            ($0.85)             ($0.27)
1997+++    12.26              0.85                   0.52               1.37             (0.87)              (0.18)
1996       12.53              0.83                   0.08               0.91             (0.88)              (0.30)
1995       11.52              0.91                   0.75               1.66             (0.65)                 --
1994       13.40              0.80                  (1.28)             (0.48)            (0.78)              (0.53)

                                             NET ASSET                 NET ASSETS-       RATIO OF          RATIO OF
                                               VALUE-                    END OF          EXPENSES         NET INCOME     PORTFOLIO
                 OTHER            TOTAL        END OF       TOTAL        PERIOD         TO AVERAGE        TO AVERAGE      TURNOVER
             DISTRIBUTIONS    DISTRIBUTIONS    PERIOD      RETURN**    (THOUSANDS)      NET ASSETS+       NET ASSETS        RATE
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 2/28/89)
1998+++           --            ($1.08)         $8.99        (1.17%)    $703,110           0.50%            8.74%            75%
1997+++           --             (0.90)         10.15        19.90       523,899           0.51             9.05             96
1996              --             (0.92)          9.32        13.83       289,810           0.49            10.04            115
1995          ($0.05)#           (0.98)          9.08        13.58       220,785           0.50            10.68             96
1994              --             (0.85)          8.97         3.57       182,969           0.50             9.01            112
INTERMEDIATE DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/3/94)
1998              --            ($0.66)        $10.68         8.57%     $116,891           0.52%            5.84%           131%
1997+++           --             (0.68)         10.48         8.93        72,119           0.55++           5.93            204
1996              --             (1.03)         10.28         6.27        12,017           0.56++           6.17            251
1995              --             (0.43)         10.68        11.39        19,237           0.52*++          6.56*           168
INTERNATIONAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/29/94)
1998              --            ($0.45)        $10.75        10.38%     $150,313           0.52%            4.59%            75%
1997              --             (0.64)         10.19         0.44       152,752           0.53             5.27            107
1996              --             (0.88)         10.77         6.13       143,137           0.53             5.39            124
1995              --             (0.63)         11.01        16.36       127,882           0.54             6.35            140
1994              --             (0.05)         10.05         1.01        66,879           0.60*++          5.83*            31
LIMITED DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1998              --            ($0.57)        $10.54         6.13%     $252,711           0.42%            5.89%           107%
1997              --             (0.59)         10.49         6.98       155,570           0.43%++          6.15            130
1996              --             (0.58)         10.38         5.47       123,227           0.43             5.65            174
1995          ($0.01)#           (0.56)         10.41         7.95       100,186           0.43++           5.96            119
1994           (0.02)#           (0.57)         10.19         0.40        62,775           0.41             4.16            192
MULTI-MARKET FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/97)
1998          ($0.01)           ($0.41)         $9.86         2.72%      $97,062           0.58%*++         6.48%*          163%
MUNICIPAL PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/92)
1998              --            ($0.50)        $11.96         7.20%      $82,282           0.52%++          4.58%           140%
1997              --             (0.52)         11.64         8.47        75,120           0.51++           4.70             54
1996              --             (0.52)         11.23         9.46        54,536           0.51++           4.66             78
1995              --             (0.59)         10.75        13.37        36,040           0.50++           5.64             58
1994          ($0.07)##          (0.61)         10.04        (4.64)       38,549           0.50++           4.98             34
SPECIAL PURPOSE FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1998              --            ($1.12)        $12.33         7.31%     $552,269           0.49%            6.89%           105%
1997+++           --             (1.05)         12.58        11.78       492,784           0.49             6.88            198
1996              --             (1.18)         12.26         7.74       447,646           0.49             6.75            151
1995              --             (0.65)         12.53        14.97       390,258           0.49             7.33            143
1994          ($0.09)#           (1.40)         11.52        (4.00)      384,731           0.50             6.66            100

                                                  NET GAINS                              DIVIDEND
          NET ASSET                               OR LOSSES                           DISTRIBUTIONS       CAPITAL GAIN
           VALUE-             NET               ON SECURITIES        TOTAL FROM           (NET            DISTRIBUTIONS
         BEGINNING        INVESTMENT           (REALIZED AND          INVESTMENT       INVESTMENT         (REALIZED NET
         OF PERIOD          INCOME               UNREALIZED)          ACTIVITIES         INCOME)          CAPITAL GAINS)
---------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/31/92)
1998+++   $15.30            $0.48                 ($0.11)              $0.37             ($0.49)            ($1.72)
1997       13.81             0.51                   2.91                3.42              (0.54)             (1.39)
1996       13.06             0.53                   1.15                1.68              (0.50)             (0.43)
1995       11.28             0.54                   1.78                2.32              (0.47)             (0.07)
1994       11.84             0.47                  (0.45)               0.02              (0.43)             (0.15)
MULTI-ASSET-CLASS PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/29/94)
1998+++   $13.64            $0.38                 ($0.45)             ($0.07)            ($0.34)            ($1.49)
1997+++    12.28             0.38                   2.57                2.95              (0.51)             (1.08)
1996       11.34             0.46                   1.05                1.51              (0.42)             (0.15)
1995        9.97             0.44                   1.33                1.77              (0.40)                --
1994       10.00             0.07                  (0.10)              (0.03)                --                 --


                                             NET ASSET                 NET ASSETS-       RATIO OF          RATIO OF
                                               VALUE-                    END OF          EXPENSES         NET INCOME     PORTFOLIO
                 OTHER            TOTAL        END OF       TOTAL        PERIOD         TO AVERAGE        TO AVERAGE      TURNOVER
             DISTRIBUTIONS    DISTRIBUTIONS    PERIOD      RETURN**    (THOUSANDS)      NET ASSETS+       NET ASSETS        RATE
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/31/92)
1998+++          --             ($2.21)       $13.46         2.85%     $382,339            0.59%            3.36%           100%
1997             --              (1.93)        15.30        27.44       343,284            0.58             3.56            145
1996             --              (0.93)        13.81        13.47       300,868            0.57             3.85            110
1995             --              (0.54)        13.06        21.37       334,630            0.58             4.55             95
1994             --              (0.58)        11.28         0.19       309,596            0.58             4.06             75
MULTI-ASSET-CLASS PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/29/94)
1998+++          --             ($1.83)       $11.74        (0.46%)    $165,039            0.78%++          2.98%           107%
1997+++          --              (1.59)        13.64        26.50       173,155            0.74++           3.07            141
1996             --              (0.57)        12.28        13.75        29,558            0.58++           3.82            122
1995             --              (0.40)        11.34        18.28        96,839            0.58++           4.56            112
1994             --                 --          9.97        (0.30)       51,877            0.58*++          4.39*            20

NOTES TO THE FINANCIAL HIGHLIGHTS

  * Annualized
 ** Total return figures for partial years are not annualized.
  # Represents distributions in excess of net realized gains.
 ## Represents distributions in excess of net investment income.
### Net Investment Income, the Ratio of Net Investment Income to Average Net
    Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.
  + For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets for the following portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods. Where listed as N/A, if the expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.

    PORTFOLIO                 1995     1996     1997     1998      PORTFOLIO                       1995     1996     1997     1998
    Equity                    0.60     0.60     0.59     0.59      Intermediate Duration           0.52*    0.52     0.52     0.51
    Mid Cap Growth            0.60     0.60     0.61     0.60      International Fixed Income      0.54     0.53     0.53     0.52
    Mid Cap Value             0.88*    0.88     0.88     0.88      Limited Duration                0.42     0.42     0.42     0.41
    Small Cap Value           0.87     0.86     0.86     0.86      Multi-Market Fixed Income                                  0.58*
    Small Cap Growth                                     1.15*     Municipal                       0.50     0.50     0.50     0.50
    Value                     0.60     0.60     0.61     0.59      Special Purpose Fixed Income    0.48     0.49     0.48     0.48
    Cash Reserves             0.32     0.32     0.32     0.32      Balanced                        0.57     0.57     0.56     0.57
    Domestic Fixed Income     0.50     0.50     0.50     0.50      Multi-Asset-Class               0.58     0.58     0.74     0.78
    Fixed Income              0.48     0.48     0.48     0.47
    Fixed Income II           0.49     0.49     0.49     0.49
    Global Fixed Income       0.56     0.58     0.57     0.56

++ For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the voluntarily waived and/or reimbursed expenses totaled the below listed amounts.

               VOLUNTARILY WAIVED AND/OR REIMBURSED EXPENSES FOR:

    PORTFOLIO                          1994      1995        1996       1997       1998
    Mid Cap Value                        --      2.13*       0.18       0.02         --
    Small Cap Growth                                                               3.67*
    Cash Reserves                      0.14%     0.11        0.09       0.07       0.05
    Domestic Fixed Income              0.03      0.09        0.01       0.01       0.01
    Intermediate Duration                --      0.08*       0.13       0.05         --
    International Fixed Income         0.11*       --          --         --         --
    Limited Duration                     --      0.02          --       0.00[]       --
    Multi-Market Fixed Income                                                      0.05*
    Municipal                          0.06      0.09        0.09       0.05       0.04
    Multi-Asset-Class                  0.26*     0.14        0.08       0.08       0.04

+++ Per share amounts for the years ended September 30, 1997 and September 30,
    1998, are based on average shares outstanding.
 [] Amount is less than 0.01%

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

  MAS                                           INSTITUTIONAL CLASS PROSPECTUS
---------
MAS FUNDS

                                JANUARY 31, 1999
                          (AS REVISED APRIL 30, 1999)

                              TRUSTEES OF THE FUND
                              --------------------

      Thomas L. Bennett, Chairman                  Thomas L. Gerrity
      Joseph P. Healey                             Joseph J. Kearns
      Vincent R. McLean                            C. Oscar Morong, Jr.

                              OFFICERS OF THE FUND
                              --------------------

   James D. Schmid, President               John H. Grady, Jr., Secretary
   Lorraine Truten, Vice President          Richard J. Shoch, Compliance Officer
   James A. Gallo, Treasurer



In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

           MAS FUNDS

           ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428-0868.
           FOR SHAREHOLDER INQUIRIES, CALL CLIENT SERVICES AT 1-800-354-8185. PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT 1-800-522-1525.




MORGAN STANLEY DEAN WITTER
--------------------------
  INVESTMENT MANAGEMENT           ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428

   MAS
----------
MAS FUNDS



INVESTMENT CLASS PROSPECTUS

JANUARY 31, 1999
(AS REVISED APRIL 30, 1999)

Client Services: 1-800-354-8185    Prices and Investment Results: 1-800-522-1525

MAS Funds (the "Fund") is a no-load mutual fund consisting of 27 different investment portfolios, 8 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a division of Morgan Stanley Dean Witter Investment Management, is the Fund's investment adviser. This prospectus offers Investment Class Shares of the following portfolios (each a "Portfolio" and collectively the "Portfolios"):

                               EQUITY PORTFOLIOS
                                     EQUITY
                                 MID CAP VALUE
                                     VALUE

                            FIXED INCOME PORTFOLIOS
                             DOMESTIC FIXED INCOME
                                  FIXED INCOME
                                   HIGH YIELD


                              BALANCED PORTFOLIOS
                                    BALANCED
                               MULTI-ASSET-CLASS


INVESTMENT ADVISER

MILLER ANDERSON & SHERRERD, LLP


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



MORGAN STANLEY DEAN WITTER
--------------------------
INVESTMENT MANAGEMENT_____________ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428

TABLE OF CONTENTS
INVESTMENT SUMMARY
   INVESTOR SUITABILITY, INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
          STRATEGIES, RISKS AND PERFORMANCE .............................    1
EQUITY PORTFOLIOS
   EQUITY ...............................................................    2
   MID CAP VALUE ........................................................    3
   VALUE ................................................................    4
FIXED INCOME PORTFOLIOS
   DOMESTIC FIXED INCOME ................................................    5
   FIXED INCOME .........................................................    6
   HIGH YIELD ...........................................................    7
BALANCED PORTFOLIOS
   BALANCED .............................................................    8
   MULTI-ASSET-CLASS ....................................................   10
IMPORTANT INVESTMENT INFORMATION
   DESCRIPTION OF PRINCIPAL INVESTMENTS .................................   12
FEES AND EXPENSES OF THE PORTFOLIOS
   SHAREHOLDER FEES AND ANNUAL PORTFOLIO OPERATING EXPENSES .............   16
PURCHASING SHARES .......................................................   17
REDEEMING SHARES ........................................................   17
VALUATION OF SHARES .....................................................   18
GENERAL SHAREHOLDER INFORMATION
   EXCHANGE PRIVILEGE, TAXES, DIVIDENDS AND DISTRIBUTIONS ...............   19
FUND MANAGEMENT
   INFORMATION ABOUT THE ADVISER, THE PORTFOLIO MANAGERS, AND THE
          DISTRIBUTOR ...................................................   20
SERVICE PLAN ............................................................   22
YEAR 2000 DISCLOSURE STATEMENT ..........................................   23
FINANCIAL HIGHLIGHTS ....................................................   24

INVESTMENT SUMMARY

This section explains each Portfolio's:
[] Investment Objective
[] Principal Investment Strategy
[] Principal Risks

The discussions on the following pages use a number of important investment terms. These terms, printed in BOLD, are explained in the section entitled "Important Investment Information," which follows the individual Portfolio summaries.

There is more information about the Portfolios in the Statement of Additional Information ("SAI"), which legally is a part of this prospectus. For details about how to obtain the SAI, and other reports and information, see the back cover of this prospectus.

INVESTOR SUITABILITY

[] The Portfolios may be suitable for you if you are a long-term investor who can accept the risks of investing in the stock and bond markets. In fact, some of the Portfolios strive to meet their investment objectives over an extended period. These Portfolios focus on a market cycle of three to five years. This means that the Portfolios will strive to meet their respective investment objectives within that period without regard to interim market fluctuations.

[] The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others.

[] While the Portfolios consider whether their securities transactions will generate distributions taxable at capital gain or ordinary income rates, minimizing such taxes is not a principal investment strategy.

EQUITY PORTFOLIO

OBJECTIVE

The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in common stocks and other
EQUITY SECURITIES of large companies. The Portfolio also makes targeted investments in stocks of small companies and invests to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

A team of portfolio managers, organized into "value" and "growth" units, manages the Portfolio. While the Portfolio's overall sector allocation is driven by bottom-up stock selection, the Adviser tries to diversify the Portfolio's investments across market sectors, seeking the best values within each sector. In determining whether securities should be sold, the Adviser considers factors such as high price/earnings ratios and relative valuations.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.


GENERALLY AT LEAST 65% INVESTED IN
EQUITY SECURITIES
------------------------------------------
EQUITY CAPITALIZATION GENERALLY
GREATER THAN $1 BILLION
------------------------------------------
BENCHMARK:                 S&P 500 INDEX
------------------------------------------
TICKER SYMBOL:             NOT AVAILABLE
------------------------------------------
CUSIP NO.:                   552-913-584

PORTFOLIO MANAGERS
ARDEN C. ARMSTRONG, JAMES J. JOLINGER,
NICHOLAS J. KOVICH, BRIAN KRAMP,
ROBERT J. MARCIN AND GARY G.
SCHLARBAUM

EQUITY PORTFOLIO
COMMENCED OPERATIONS ON APRIL 10, 1996

             25.58%                     19.52%

              1997                       1998
         HIGH (QUARTER)              LOW (QUARTER)
      QUARTER ENDED 12/31/98    QUARTER ENDED 9/30/98
             21.29%                    -14.45%

------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
------------------------------------------------------------------------
                                 EQUITY PORTFOLIO         S&P 500 INDEX
------------------------------------------------------------------------
 ONE YEAR                              19.52                   28.57
------------------------------------------------------------------------
 SINCE INCEPTION
 4/10/96                               22.19                   29.83


The bar chart and table above show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

MID CAP VALUE PORTFOLIO

OBJECTIVE

The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY
SECURITIES having capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are undervalued based on the Adviser's proprietary measures of value. While VALUE STOCKS typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest to a limited extent in FOREIGN EQUITY SECURITIES. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically will have lower price/earnings ratios than the average stock included in the S&P MidCap 400 Index. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities and deteriorating short or long-term earnings growth projections. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger or smaller companies. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED
IN EQUITY SECURITIES OF MID CAP
COMPANIES
----------------------------------------
FOCUS ON VALUE SECURITIES
----------------------------------------
EQUITY CAPITALIZATION GENERALLY
MATCHING THE BENCHMARK (CURRENTLY
$500 MILLION TO $6 BILLION)
----------------------------------------
BENCHMARK:              S&P MIDCAP
                        400 INDEX
----------------------------------------
TICKER SYMBOL:          MPMIX
----------------------------------------
CUSIP NO.:              552-913-477


PORTFOLIO MANAGERS:
BRADLEY S. DANIELS, WILLIAM B. GERLACH,
CHRIS LEAVY AND GARY G. SCHLARBAUM

MID CAP VALUE PORTFOLIO
COMMENCED OPERATIONS ON MAY 10, 1996

                           39.28%                        15.93%

                           1997                          1998
                      HIGH (QUARTER)                 LOW (QUARTER)

                   QUARTER ENDED 12/31/98        QUARTER ENDED 9/30/98
                          22.48%                         -13.80%

------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
------------------------------------------------------------------------
                                MID CAP                   S&P MIDCAP
                            VALUE PORTFOLIO               400 INDEX
------------------------------------------------------------------------
ONE YEAR                         15.93                      19.12
------------------------------------------------------------------------
SINCE INCEPTION
5/10/96                          28.17                      22.72


The bar chart and table above show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

VALUE PORTFOLIO

OBJECTIVE

The Value Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in common stocks and other EQUITY SECURITIES with equity capitalizations greater than $1.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. While VALUE STOCKS typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest in FOREIGN EQUITY SECURITIES to a limited extent. The Adviser may use DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser narrows the Portfolio's universe of possible investments through a three part analysis. The Adviser selects stocks having the lowest price/earnings ratios. The Adviser applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. The Adviser also may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over certain periods of time, underperform a portfolio of growth stocks. The Portfolio also may be subject to the risks associated with derivatives. The Portfolio's investments in foreign securities are subject to certain risks, including the risks associated with fluctuating currency exchange rates. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
EQUITIES
------------------------------------
EQUITY CAPITALIZATION GENERALLY
GREATER THAN $1.5 BILLION
------------------------------------
FOCUS ON VALUE SECURITIES
------------------------------------
BENCHMARK:            S&P 500 INDEX
------------------------------------
TICKER SYMBOL:        MPVIX
------------------------------------
CUSIP NO.:            552-913-576
------------------------------------

PORTFOLIO MANAGERS:

RICHARD M. BEHLER, NICHOLAS J. KOVICH
AND ROBERT J. MARCIN


VALUE PORTFOLIO
COMMENCED OPERATIONS ON MAY 6, 1996

                        23.18%                         -3.02%

                         1997                           1998

                     HIGH (QUARTER)                 LOW (QUARTER)

                 QUARTER ENDED 6/30/97         QUARTER ENDED 9/30/98
                        14.62%                         -19.08%


------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
------------------------------------------------------------------------
                                VALUE PORTFOLIO         S&P 500 INDEX
------------------------------------------------------------------------
 ONE YEAR                            -3.02                 28.57
------------------------------------------------------------------------
 SINCE INCEPTION
 5/6/96                              13.54                 30.13

The bar chart and table above show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

DOMESTIC FIXED INCOME PORTFOLIO

OBJECTIVE

The Domestic Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests exclusively in U.S. Government securities and other investment grade FIXED INCOME SECURITIES of U.S. issuers, including corporate bonds and MORTGAGE SECURITIES. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser alters the Portfolio's weightings in various sectors based on its perception of value. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

100% U.S. ISSUERS
------------------------------------
GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
------------------------------------
80% OF FIXED INCOME SECURITIES RATED
A OR HIGHER (OR EQUIVALENT)
------------------------------------
UP TO 20% OF FIXED INCOME SECURITIES
RATED BBB (OR EQUIVALENT)
------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY
GREATER THAN 5 YEARS
------------------------------------
MAY INVEST OVER 50% IN MORTGAGE
SECURITIES
------------------------------------
BENCHMARK:        SALOMON BROAD
                  INVESTMENT GRADE
                  INDEX
------------------------------------
TICKER SYMBOL:    NOT AVAILABLE
------------------------------------
CUSIP NO.:        552-913-550

PORTFOLIO MANAGERS:
THOMAS L. BENNETT, KENNETH B. DUNN
AND RICHARD B. WORLEY


DOMESTIC FIXED INCOME PORTFOLIO
COMMENCED OPERATIONS ON SEPTEMBER 29, 1987


11.22%     7.19%     21.54%    9.12%     13.75%     -3.89%     18.85%     3.89%     9.62%     7.23%

 1989      1990       1991     1992       1993       1994       1995      1996      1997      1998

                     HIGH (QUARTER)               LOW (QUARTER)

                  QUARTER ENDED 9/30/91        QUARTER ENDED 3/31/92
                          7.48%                       -2.28%


AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------
                             DOMESTIC                  SALOMON
                           FIXED INCOME           BROAD INVESTMENT
                             PORTFOLIO               GRADE INDEX
--------------------------------------------------------------------
ONE YEAR                       7.23                     8.72
--------------------------------------------------------------------
FIVE YEARS                     6.88                     7.30
--------------------------------------------------------------------
TEN YEARS                      9.63                     9.31
--------------------------------------------------------------------
SINCE INCEPTION
9/29/87                        9.80                     9.48

The bar chart and table above show the Portfolio's Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The Investment Class Shares would have had similar annual returns, but returns would have generally been lower as expenses of this class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

FIXED INCOME PORTFOLIO

OBJECTIVE

The Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests in a diversified portfolio of FIXED INCOME
SECURITIES, including U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, and to a limited extent, FOREIGN FIXED INCOME SECURITIES. The Portfolio invests primarily in investment grade securities, but also may invest a portion of its assets in HIGH YIELD SECURITIES, also known as "junk bonds." The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser actively manages the maturity and DURATION of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser alters the Portfolio's weightings in various sectors based on its perception of value. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks of investing in derivatives and, to a limited extent, foreign fixed income securities. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN
FIXED INCOME SECURITIES
--------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY
GREATER THAN 5 YEARS
--------------------------------------------
80% INVESTMENT GRADE SECURITIES
--------------------------------------------
UP TO 20% HIGH YIELD SECURITIES
--------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE SECURITIES
--------------------------------------------
BENCHMARK:                   SALOMON BROAD
                             INVESTMENT
                             GRADE INDEX
--------------------------------------------
TICKER SYMBOL:               NOT AVAILABLE
--------------------------------------------
CUSIP NO.:                   552-913-568

PORTFOLIO MANAGERS:
THOMAS L. BENNETT, KENNETH B. DUNN
AND RICHARD B. WORLEY

FIXED INCOME PORTFOLIO
COMMENCED OPERATIONS ON OCTOBER 15, 1996

                  9.52%                          6.72%

                  1997                           1998

             HIGH (QUARTER)                   LOW (QUARTER)
          QUARTER ENDED 6/30/97          QUARTER ENDED 3/31/97
                3.98%                             -0.09%


AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
--------------------------------------------------------------------
                                FIXED                 SALOMON
                               INCOME            BROAD INVESTMENT
                              PORTFOLIO             GRADE INDEX
--------------------------------------------------------------------

 One Year                       6.72                     8.72
--------------------------------------------------------------------
 Since Inception
 10/15/96                       8.60                     9.28


The bar chart and table above show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

HIGH YIELD PORTFOLIO

OBJECTIVE

The High Yield Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests primarily in HIGH YIELD SECURITIES (commonly referred to as "junk bonds"). The Portfolio also may invest in other FIXED INCOME SECURITIES, including U.S. Government securities, and investment grade corporate bonds and, to a limited extent, MORTGAGE SECURITIES. The Portfolio may invest to a limited extent in FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKET securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

Market prices of the Portfolio's fixed income securities holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. Generally, fixed income securities decrease in value as interest rates rise and vice versa. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

The Portfolio also is subject to the risks associated with using derivatives. Foreign fixed income securities may be denominated in foreign currencies, which will fluctuate in value relative to the U.S. dollar. The Portfolio may use derivatives to hedge some or all of the risks associated with foreign currencies. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. Please read the section entitled "Important Investment Information" for more information about these risks.

AVERAGE WEIGHTED MATURITY GENERALLY
GREATER THAN 5 YEARS
--------------------------------------------------
GENERALLY AT LEAST 65% INVESTED IN
HIGH YIELD SECURITIES
--------------------------------------------------
BENCHMARK:               SALOMON HIGH YIELD
                         INDEX
--------------------------------------------------
TICKER SYMBOL:           NOT AVAILABLE
--------------------------------------------------
CUSIP NO.:               552-913-527

PORTFOLIO MANAGERS:
ROBERT E. ANGEVINE, THOMAS L. BENNETT, STEPHEN F. ESSER AND GORDON W. LOERY

HIGH YIELD PORTFOLIO
COMMENCED OPERATIONS ON MAY 21, 1996

                        15.73%                    2.94%

                        1997                      1998

                    HIGH (QUARTER)            LOW (QUARTER)
               QUARTER ENDED 6/30/97      QUARTER ENDED 9/30/98
                       6.90%                    -6.35%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)
---------------------------------------------------------------
                                     HIGH           SALOMON
                                    YIELD          HIGH YIELD
                                  PORTFOLIO          INDEX
---------------------------------------------------------------
 ONE YEAR                           2.94             3.61
---------------------------------------------------------------
 SINCE INCEPTION
 5/21/96                           10.85             9.73

The bar chart and table above show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

BALANCED PORTFOLIO

OBJECTIVE

The Balanced Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio invests in a mix of EQUITY and FIXED INCOME SECURITIES.
The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in FOREIGN EQUITY and FOREIGN FIXED INCOME SECURITIES, including EMERGING MARKET SECURITIES. Equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, corporate bonds, MORTGAGE SECURITIES, HIGH YIELD SECURITIES (commonly called "junk bonds") and foreign fixed income securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment universe.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility. Brady Bonds are subject to certain risks, including the risk of default by the issuer.

GENERALLY 45-75% INVESTED IN EQUITIES, 25-55% IN FIXED INCOME SECURITIES
-------------------------------------------------------------------------------
AT LEAST 25% INVESTED IN SENIOR FIXED INCOME SECURITIES
-------------------------------------------------------------------------------
UP TO 25% INVESTED IN FOREIGN EQUITY AND FOREIGN FIXED INCOME SECURITIES
-------------------------------------------------------------------------------
UP TO 10% INVESTED IN BRADY BONDS (A TYPE OF EMERGING MARKET FIXED INCOME SECURITY)
-------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY GREATER THAN $1 BILLION
-------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY OF FIXED INCOME SECURITIES GENERALLY GREATER THAN
5 YEARS
-------------------------------------------------------------------------------
BENCHMARK: WEIGHTED BLEND OF QUARTERLY RETURNS OF

           60% S&P 500 INDEX

           40% SALOMON BROAD INVESTMENT GRADE INDEX
-------------------------------------------------------------------------------
TICKER SYMBOL:                        NOT AVAILABLE
-------------------------------------------------------------------------------
CUSIP NO.:                              552-913-493

PORTFOLIO MANAGERS:

THOMAS L. BENNETT, BARTON M. BIGGS, GARY G. SCHLARBAUM, HORACIO A. VALEIRAS AND RICHARD B. WORLEY

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Brady Bonds also may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. The Adviser may, in its discretion, use derivatives to hedge currency risk. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

BALANCED PORTFOLIO
COMMENCED OPERATIONS ON APRIL 4, 1997

                                     15.09%

                                      1998

                 HIGH (QUARTER)                      LOW (QUARTER)
              QUARTER ENDED 12/31/98            QUARTER ENDED 9/30/98
                     12.08%                             -6.73%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)

                                             SALOMON BROAD         60/40
                   BALANCED      S&P 500   INVESTMENT GRADE       BLENDED
                  PORTFOLIO       INDEX        INDEX               INDEX*
-------------------------------------------------------------------------------
ONE YEAR           15.09         28.57         8.72                21.24
-------------------------------------------------------------------------------
SINCE INCEPTION
4/4/97             19.31         34.83        10.75                25.40

*The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

The bar chart and table above show the Portfolio's Investment Class Shares pesrformance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

MULTI-ASSET-CLASS PORTFOLIO

OBJECTIVE

The Multi-Asset-Class Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other in order to improve potential return and control the Portfolio's overall risk. The Portfolio invests in EQUITY SECURITIES and FIXED INCOME SECURITIES of U.S. and foreign issuers, including EMERGING MARKET SECURITIES, in accordance with the Adviser's target allocation among certain asset classes. The Portfolio's equity securities generally will be issued by larger corporations. Fixed income securities will include U.S. Government securities, foreign government securities, corporate bonds, MORTGAGE SECURITIES and HIGH YIELD SECURITIES (commonly called "junk bonds"). The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% FOREIGN FIXED INCOME SECURITIES and 6% high yield securities. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio.

PROCESS

The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment universe.

PRINCIPAL RISKS

The prices of common stocks and other equity securities will rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

The Portfolio is subject to the risks of investing in foreign securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in a more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility.

GENERALLY AT LEAST 65% INVESTED IN ISSUERS LOCATED IN AT LEAST 3 COUNTRIES, INCLUDING THE U.S.
-------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY GREATER THAN $1 BILLION
-------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY OF FIXED INCOME SECURITIES GENERALLY GREATER THAN 5 YEARS
-------------------------------------------------------------------------------
BENCHMARK: A WEIGHTED BLEND OF QUARTERLY RETURNS OF

           50% S&P 500 INDEX

           14% MSCI EAFE-GDP
           WEIGHTED INDEX

           24% SALOMON BROAD INVESTMENT GRADE INDEX

           6% SALOMON WORLD GOVERNMENT BOND EX-U.S. INDEX

           6% SALOMON HIGH YIELD MARKET INDEX
-------------------------------------------------------------------------------
TICKER SYMBOL: NOT AVAILABLE
-------------------------------------------------------------------------------
CUSIP NO.:     552-913-485

PORTFOLIO MANAGERS:

THOMAS L. BENNETT, BARTON M. BIGGS, J. DAVID GERMANY, GARY G. SCHLARBAUM, HORACIO A. VALEIRAS AND RICHARD B. WORLEY

Many of the Portfolio's foreign securities will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect performance.

The Portfolio also is subject to the risks of using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.

MULTI-ASSET-CLASS PORTFOLIO
COMMENCED OPERATIONS ON JUNE 10, 1996

                           17.21%                       13.80%

                            1997                         1998

                        HIGH (QUARTER)               LOW (QUARTER)

                    QUARTER ENDED 12/31/98        QUARTER ENDED 9/30/98
                            12.83%                       -8.71%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)

                                                     SALOMON BROAD    MSCI EAFE-GDP
                    MULTI-ASSET-CLASS   S&P 500       INVESTMENT        WEIGHTED      BLENDED
                       PORTFOLIO        INDEX         GRADE INDEX        INDEX         INDEX*
-----------------------------------------------------------------------------------------------
 ONE YEAR               13.80           28.57            8.72            26.71         22.05
-----------------------------------------------------------------------------------------------
 SINCE INCEPTION
 6/10/96                15.36           28.84            9.86            13.86         19.98

* The Blended Index is an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE-GDP Weighted Index, 6% Salomon High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index.

The bar chart and table above show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

IMPORTANT INVESTMENT INFORMATION

Each Portfolio involves the risk that an investor may lose money. Some of the Portfolios may actively trade their securities to achieve their investment objectives. High levels of portfolio turnover are likely to lead to increased transaction costs and possible tax conquences. Nonetheless, short-term trading activities represented by high portfolio turnover rates are not incompatible with these Portfolios' stated objectives of achieving long-term capital appreciation or other multi-year goals, in that short-term trading can lead to gains that ultimately will increase the value of the investors shares.

The following section describes the principal types of investments that various Portfolios may make and some of the risks associated with those investments. More information about these investments and risks is contained in the Statement of Additional Information.

EQUITY SECURITIES

Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. Equity securities in which the Portfolios may invest may be publicly traded on securities exchanges or over-the-counter. The Portfolios also may invest in securities that are not publicly traded. These securities may be more difficult to sell than other equity securities and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the Investment Company Act of 1940 ("1940 Act") and any other applicable law.

Equity securities are subject to the risk that prices will fluctuate in response to events affecting particular issuers, or entire industries or markets. Smaller companies are subject to additional risks because they may have more limited markets and financial resources, narrower product lines or lack of depth of management. Smaller companies' securities also may be less liquid, and subject to more abrupt or erratic price movements. ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Fund treats ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally are characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are those stocks that are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

FIXED INCOME SECURITIES

Fixed income securities include a wide variety of investments, such as U.S. Government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Yankee bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Certain fixed income securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The variation in the interest rate may enable an investor to trade a floating or variable rate security at par on a daily or periodic basis. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. If the demand feature is an obligation of a foreign entity, it will be subject to certain risks described in the section below entitled "Foreign Securities."

Some fixed income securities may be called (redeemed by the issuer) prior to final maturity. The risk of holding a callable security is that if it is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

DURATION

The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a Portfolio with a higher average duration.

MORTGAGE SECURITIES

Mortgage securities are subject to the risk that as interest rates fall, borrowers will refinance their mortgages, resulting in prepayment of principal. A Portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these principal payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility.

HIGH YIELD SECURITIES

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

YANKEE BONDS

Yankee bonds are U.S.-dollar denominated fixed income instruments issued by foreign governments and corporations and sold in the United States. They are considered U.S. securities for purposes of the Portfolios' investment policies (except for the Domestic Fixed Income Portfolio).

FOREIGN SECURITIES

While many of the characteristics and risks of foreign equity and fixed income securities are similar to those of domestic securities, investing in foreign securities involves certain additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolios' investments in those countries. There also can be difficulty obtaining and enforcing judgments in foreign countries.

Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the

Portfolios' assets. The Adviser may use certain derivatives to offset this risk. The risks of hedging currency risk are described in the section below entitled "Derivatives and Other Investments." The Adviser may in its discretion choose not to hedge against currency risks. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

EMERGING MARKET
SECURITIES

Investing in emerging market securities enhances the risks of foreign investing. The risk of political or social upheaval, expropriation, and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities, and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging markets issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use derivatives to pursue portfolio strategies and objectives. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes. Derivatives sometimes offer the most economical way of pursuing a particular investment strategy, limiting certain risks, or enhancing potential returns.

Certain derivative instruments are publicly traded on exchanges or over-the-counter, while others are privately negotiated. The Portfolios may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase a Portfolio's level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly. Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios may use futures to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities will use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices and commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

RISKS OF DERIVATIVES

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and
(iii) certain

IMPORTANT INVESTMENT INFORMATION

derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. See the Statement of Additional Information for more about the risks of different types of derivatives.

The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under futures contracts and options thereon entered into for purposes other than bona fide hedging.

Each Portfolio may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities which require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

MORTGAGE DERIVATIVES

CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Both CMOs and SMBS are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally, depending on whether the payments are predominantly based on principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to lose money on the investment.

ADDITIONAL INFORMATION

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain fixed income securities for temporary defensive purposes. See the Statement of Additional Information for more information about the types of fixed income securities in which the Portfolios may invest. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolios' performance. Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

FEES AND EXPENSES OF THE PORTFOLIOS

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

                                                                      OTHER                         TOTAL
                                                                    EXPENSES       SHAREHOLDER    ANNUAL FUND
                                MANAGEMENT       DISTRIBUTION    (EX SHAREHOLDER    SERVICING      OPERATING
                                  FEES           (12B-1) FEES     SERVICING FEES)     FEES          EXPENSES
EQUITY PORTFOLIO                  .500%              NONE             .110%           0.15%          .760%
-----------------------------------------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO           .750%              NONE             .154%           0.15%         1.054%
-----------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO                   .500%              NONE             .096%           0.15%          .746%
-----------------------------------------------------------------------------------------------------------------
DOMESTIC FIXED INCOME
PORTFOLIO                         .375%              NONE             .142%*          0.15%          .667%**
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO            .375%              NONE             .109%           0.15%          .634%
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO              .375%              NONE             .125%           0.15%          .650%
-----------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                .450%              NONE             .137%           0.15%          .737%
-----------------------------------------------------------------------------------------------------------------
MULTI-ASSET-CLASS
PORTFOLIO                         .650%              NONE             .174%           0.15%          .974%**

   Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements.
 * Other expenses are based on estimated amounts for the current year.
** The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

                                          TOTAL ANNUAL FUND OPERATING EXPENSES
                                        AFTER MAS WAIVER/REIMBURSEMENT & OFFSETS
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME PORTFOLIO                          .650%
--------------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO                              .930%

EXAMPLE

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

                           EXAMPLE
                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
EQUITY PORTFOLIO                   $ 78        $243         $422        $942
--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO            $107        $335         $582      $1,287
--------------------------------------------------------------------------------
VALUE PORTFOLIO                    $ 76        $238         $415        $926
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME PORTFOLIO    $ 68        $213         $372        $831
--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO             $ 65        $203         $353        $791
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO               $ 66        $206         $358        $802
--------------------------------------------------------------------------------
BALANCED PORTFOLIO                 $ 75        $236         $410        $915
--------------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO        $ 99        $310         $538      $1,194

PURCHASING SHARES

Investment Class Shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions, such as trusts, foundations or broker-dealers, who have a contractual arrangement with the Fund or its Distributor and who purchase shares for the accounts of others (Shareholder Organizations).

Investment Class Shares of each portfolio may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order.

INITIAL PURCHASE
BY MAIL

You may open an account, subject to acceptance by MAS Funds, by completing and signing an Account Registration Form provided by MAS Funds' Client Services Group ("Client Services") and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868 together with a check payable to MAS Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE
BY WIRE

You may purchase Investment Class Shares of each portfolio by wiring Federal Funds to Chase. You should forward a completed Account Registration Form to Client Services in advance of the wire. For all portfolios, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. See the section below entitled "Valuation of Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:

               The Chase Manhattan Bank
               1 Chase Manhattan Plaza
               New York, NY 10081
               ABA #021000021
               DDA #910-2-734143
               Attn: MAS Funds Subscription Account
               Ref: (Portfolio Name, Account Number, Account Name)

ADDITIONAL
INVESTMENTS

You may make additional investments in Investment Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to MAS Funds) to Client Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above.

OTHER PURCHASE
INFORMATION

We may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for shares will not be issued unless you request them in writing. Certificates for fractional shares, however, will not be issued.

REDEEMING SHARES

You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption.

BY MAIL

Each Portfolio will redeem shares at the NAV next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact Client Services for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling Client Services at 1-800-354-8185 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

BY FACSIMILE

Written requests in good order for redemptions, exchanges and transfers may be forwarded to the Fund via facsimile at (610) 940-5284. If you make a request via facsimile, you must call Client Services to ensure that the Fund properly received your instructions. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed or under any emergency circumstances.

In certain cases, we may determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash. We may pay you partly or entirely by distributing to you readily marketable securities held by the portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

VALUATION OF SHARES

We determine the NAV of the following portfolios at the following times on each day the portfolios are open for business:

/ / Equity Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern
    Time).

/ / Fixed Income Portfolios as of one hour after the close of the bond markets
    (normally 4:00 p.m. Eastern Time).

/ / Balanced and Multi-Asset-Class Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

Each Portfolio values its securities at market value. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The NAV of Investment Class Shares may differ from that of other classes because of class-specific expenses that each class may pay, the distribution fees charged to Adviser Class Shares and the shareholder servicing fees charged to Investment Class Shares.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The value of certain portfolio securities may change on a day when you can't purchase or redeem shares because some portfolios invest in foreign securities that trade on days when the Fund is closed.

GENERAL SHAREHOLDER INFORMATION

EXCHANGE PRIVILEGE

You may exchange each Portfolio's Investment Class Shares for Investment Class Shares of the Fund's other Portfolios based on their respective NAVs. The exchange privilege is only available with respect to Portfolios offering Investment Class Shares that are qualified for sale in your state of residence. We charge no fee for exchanges. You should send exchange requests to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868, or by facsimile with a follow-up phone call. Exchange requests can also be made by telephone, provided the telephone redemption option has been authorized. We reserve the right to change the terms or conditions of the exchange privilege upon sixty days' notice.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TAXES

Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that they paid.

Distributions paid in January but declared by a portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

DIVIDENDS AND
DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

PORTFOLIO                                QUARTERLY           ANNUALLY
-------------------------------------------------------------------------------
EQUITY                                      /X/
-------------------------------------------------------------------------------
MID CAP VALUE                                                  /X/
-------------------------------------------------------------------------------
VALUE                                       /X/
-------------------------------------------------------------------------------
DOMESTIC FIXED INCOME                       /X/
-------------------------------------------------------------------------------
FIXED INCOME                                /X/
-------------------------------------------------------------------------------
HIGH YIELD                                  /X/
-------------------------------------------------------------------------------
BALANCED                                    /X/
-------------------------------------------------------------------------------
MULTI-ASSET-CLASS                           /X/

If any net gains are realized from the sale of underlying securities, the portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the portfolio unless you elect otherwise. If you want to change how your dividends are paid you must notify MAS Funds in writing.

FUND MANAGEMENT

ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter, & Co. (MSDW), and is a division of Morgan Stanley Dean Witter Investment Management. The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428-0868. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. as of December 31, 1998, Morgan Stanley Dean Witter Investment Management had in excess of $163 billion in assets under management.

The Adviser makes investment decisions for the Fund's portfolios and places each portfolio's purchase and sales orders. Each portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The following table shows the Adviser's annual contractual and actual rates of compensation for the Fund's 1998 fiscal year.



                                      CONTRACTUAL                  FY 1998
                                      COMPENSATION                  ACTUAL
                                         RATE                 COMPENSATION RATE
-------------------------------------------------------------------------------
EQUITY PORTFOLIO                        .500                       .500
-------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO                 .750                       .750
-------------------------------------------------------------------------------
VALUE PORTFOLIO                         .500                       .500
-------------------------------------------------------------------------------
DOMESTIC FIXED INCOME PORTFOLIO*        .375                       .361
-------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO                  .375                       .375
-------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                    .375                       .375
-------------------------------------------------------------------------------
BALANCED PORTFOLIO                      .450                       .450
-------------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO*            .650                       .608

* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the Domestic Fixed Income Portfolio and Multi-Asset-Class Portfolio to keep Total Operating Expenses from exceeding 0.650% and 0.930%, respectively.

PORTFOLIO MANAGERS

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

ROBERT E. ANGEVINE, Principal, MSDW, joined Morgan Stanley Dean Witter Investment Management Inc. in 1988 as a Fixed Income Portfolio Manager. He joined the management team for the High Yield Portfolio in 1996.

ARDEN C. ARMSTRONG, Managing Director, MSDW, joined MAS in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990 and the Equity Portfolio in 1994.

RICHARD M. BEHLER, Principal, MSDW, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the management team for the Value Portfolio in 1996.

THOMAS L. BENNETT, Managing Director, MSDW, joined MAS in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the High Yield Portfolio in 1985, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

BARTON M. BIGGS, Managing Director of MSDW since 1975, Chairman of Morgan Stanley Dean Witter Investment Management Inc. since 1980 and director of Morgan Stanley Group, Inc. He is also a director and chairman of various registered investment companies to which Morgan Stanley Dean Witter Investment Management Inc. and certain of its affiliates provide investment advisory services. He joined the management teams for the Balanced and Multi-Asset-Class Portfolios in 1999.

BRADLEY S. DANIELS, Vice President, MSDW, joined MAS in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

KENNETH B. DUNN, Managing Director, MSDW, joined MAS in 1987. He joined the management team for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income Portfolio in 1992 and the Multi-Market Fixed Income Portfolio in 1997.

STEPHEN F. ESSER, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

WILLIAM B. GERLACH, Principal, MSDW, joined MAS in 1991. He served as a Research Associate from 1991 to 1996 and has served as an Equity Portfolio Manager since 1996. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

J. DAVID GERMANY, Managing Director, MSDW, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

JAMES J. JOLINGER, Principal, MSDW, joined MAS in 1994. He served as an Equity Analyst from 1994 to 1997, and has served as an Equity Portfolio Manager and Director of Research since 1997. He joined the management team for the Equity Portfolio in 1997.

NICHOLAS J. KOVICH, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the Equity Portfolio in 1994 and the Value Portfolio in 1997.

BRIAN KRAMP, Vice President, MSDW, joined MAS in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors, from 1985 to 1997. He joined the management team for the Equity Portfolio in 1998.

CHRIS LEAVY, Vice President, MSDW, joined MAS in 1997. He served as a Portfolio Manager for Capitoline Investment Services from 1995-1997; a Portfolio Manager for Premier Trust Company from 1994 to 1995; and as a Research Analyst for Leavy Investment Management from 1993-1994. He joined the management team for the Mid Cap Value and Small Cap Value Portfolios in 1998.

GORDON W. LOERY, Principal, MSDW, joined MAS in 1996. He served as a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996. He joined the management team for the High Yield Portfolio in 1999.

ROBERT J. MARCIN, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the Value Portfolio in 1990 and the Equity Portfolio in 1994.

GARY G. SCHLARBAUM, Managing Director, MSDW; Director, MAS Fund Distribution, Inc., joined MAS in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

HORACIO A. VALEIRAS, Managing Director, MSDW, joined MAS in 1992. He joined the management team for the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

RICHARD B. WORLEY, Managing Director, MSDW, joined MAS in 1978. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income II Portfolio in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992 and the Multi-Asset-Class Portfolio in 1994. Mr. Worley has served as President of Morgan Stanley Dean Witter Investment Management since 1998.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

SERVICE PLAN

The Fund has adopted a Service Plan (the "Service Plan") for each Portfolio's Investment Class Shares. Under the Service Plan, each Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to Investment Class Shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class Shares. Shareholder servicing fees are separate fees of the Investment Class Shares of each Portfolio and will reduce the net investment income and total return of the Investment Class Shares of these Portfolios.

YEAR 2000 DISCLOSURE STATEMENT

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolios' investments may be adversely affected.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been extracted from the Fund's financial statements which were audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1998 Annual Report to Shareholders.

The Investment Class Shares of the Domestic Fixed Income Portfolio had not commenced operations as of September 30, 1998, therefore Institutional Class Share financial information is provided to investors for informational purposes only and should be referred to as an historical guide to the Portfolio's operations and expenses. Past performance does not indicate future results.

                                           NET GAINS                  DIVIDEND
               NET ASSET                   OR LOSSES                DISTRIBUTIONS  CAPITAL GAIN
                 VALUE-       NET       ON SECURITIES  TOTAL FROM       (NET      DISTRIBUTIONS
              BEGINNING    INVESTMENT   (REALIZED AND  INVESTMENT   INVESTMENT   (REALIZED NET       OTHER           TOTAL
             OF PERIOD      INCOME       UNREALIZED)   ACTIVITIES     INCOME)     CAPITAL GAINS) DISTRIBUTIONS    DISTRIBUTIONS

EQUITY PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 04/10/96)
1998         $29.42         $0.20         ($1.03)       ($0.83)        ($0.24)        ($7.93)            --           ($8.17)
1997          25.66          0.34           8.17          8.51          (0.35)         (4.40)            --            (4.75)
1996          24.31          0.22           1.24          1.46          (0.11)            --             --            (0.11)

MID CAP VALUE PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 05/10/96)
1998+++      $21.75         $0.05         ($1.53)       ($1.48)        ($0.03)        ($2.19)            --           ($2.22)
1997+++       14.48          0.01           8.36          8.37          (0.09)         (1.01)            --            (1.10)
1996          13.77          0.04           0.67          0.71          --                --             --               --

VALUE PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 05/06/96)
1998         $20.36         $0.31         ($3.38)       ($3.07)        ($0.33)        ($1.81)            --           ($2.14)
1997+++       15.60          0.31           5.75          6.06          (0.27)         (1.03)            --            (1.30)
1996          14.97          0.12           0.59          0.71          (0.08)            --             --            (0.08)

DOMESTIC FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 9/29/87)
1998         $11.27         $0.73          $0.32         $1.05         ($0.79)        ($0.13)            --           ($0.92)
1997          10.89          0.74           0.33          1.07          (0.67)         (0.02)            --            (0.69)
1996          11.03          0.56          (0.09)         0.47          (0.57)            --          (0.04)#          (0.61)
1995           9.87          0.52           0.87          1.39          (0.23)            --             --            (0.23)
1994          11.99          0.94          (1.23)        (0.29)         (0.95)        ($0.73)         (0.15)#          (1.83)

FIXED INCOME PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 10/15/96)
1998+++      $12.22         $0.76          $0.14         $0.90         ($0.73)        ($0.17)            --           ($0.90)
1997+++       11.80          0.75           0.40          1.15          (0.60)         (0.13)            --            (0.73)

HIGH YIELD PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 5/21/96)
1998+++      $10.16         $0.83         ($0.93)       ($0.10)        ($0.80)        ($0.26)            --           ($1.06)
1997+++        9.31          0.84           0.88          1.72          (0.84)         (0.03)            --            (0.87)
1996           9.06          0.31           0.16          0.47          (0.22)            --             --            (0.22)


(RESTUBBED TABLE)


               NET ASSET                     NET ASSETS-        RATIO OF      RATIO OF
                  VALUE-                       END OF           EXPENSES     NET INCOME    PORTFOLIO
                  END OF        TOTAL          PERIOD          TO AVERAGE   TO AVERAGE     TURNOVER
                 PERIOD        RETURN**       (THOUSANDS)      NET ASSETS+    NET ASSETS      RATE

EQUITY PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 04/10/96)
1998             $20.42         (2.78%)         $2,029            0.76%          0.78%         77%
1997              29.42         38.12            2,354            0.80++         1.12          85
1996              25.66          6.02              113            0.75*          1.83*         67

MID CAP VALUE PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 05/10/96)
1998+++          $18.05         (7.08%)        $18,861            1.05%          0.25%        213%
1997+++           21.75         61.05            1,238            1.09++         0.04         184
1996              14.48          5.16              127            1.03*++        0.86*        377

VALUE PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 05/06/96)
1998             $15.15        (16.55%)        $24,527            0.75%          1.62%         56%
1997+++           20.36         41.01           29,847            0.80++         1.75          46
1996              15.60          4.78            9,244            0.76*          2.05*         53

DOMESTIC FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 9/29/87)
1998             $11.40          9.83%         $76,042            0.51%++        6.32%        145%
1997              11.27         10.20           96,954            0.51++         6.48         217
1996              10.89          4.41           95,362            0.52++         5.73         168
1995              11.03         14.33           36,147            0.51++         6.80         313
1994               9.87         (2.87)          36,521            0.50++         7.65          78

FIXED INCOME PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 10/15/96)
1998+++          $12.22          7.72%         $48,944            0.63%          6.31%        121%
1997+++           12.22         10.07            9,527            0.66*++        6.57*        179

HIGH YIELD PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 5/21/96)
1998+++           $9.00         (1.37%)        $11.262            0.65%          8.58%         75%
1997+++           10.16         19.77           10,916            0.70%++        8.84%         96
1996               9.31          5.34            5,139            0.62*         11.06*        115

                                       24

                                           NET GAINS                  DIVIDEND
               NET ASSET                   OR LOSSES                DISTRIBUTIONS  CAPITAL GAIN
                 VALUE-       NET       ON SECURITIES  TOTAL FROM       (NET      DISTRIBUTIONS
              BEGINNING    INVESTMENT   (REALIZED AND  INVESTMENT   INVESTMENT   (REALIZED NET       OTHER           TOTAL
             OF PERIOD      INCOME       UNREALIZED)   ACTIVITIES     INCOME)     CAPITAL GAINS) DISTRIBUTIONS    DISTRIBUTIONS
BALANCED PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 04/04/97)
1998+++      $15.30        $0.46         ($0.13)        $0.33         ($0.46)         ($1.72)           --            ($2.18)
1997          13.11         0.30           2.09          2.39          (0.20)             --            --             (0.20)

MULTI-ASSET-CLASS PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 6/10/96)
1998+++      $13.63        $0.36         ($0.45)       ($0.09)        ($0.31)          ($1.49)          --            ($1.80)
1997+++       12.27         0.36           2.57          2.93          (0.49)           (1.08)          --             (1.57)
1996          12.17         0.13           0.08          0.21          (0.11)              --           --             (0.11)

(RESTUBBED TABLE)

              NET ASSET                     NET ASSETS-        RATIO OF      RATIO OF
                 VALUE-                       END OF           EXPENSES     NET INCOME    PORTFOLIO
                 END OF        TOTAL          PERIOD          TO AVERAGE   TO AVERAGE     TURNOVER
                PERIOD        RETURN**       (THOUSANDS)      NET ASSETS+    NET ASSETS      RATE

BALANCED PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 04/04/97)

1998+++           $13.45         2.56%            $445            0.74%          3.24%        100%
1997               15.30        18.40            3,943            0.73*          3.32*        145

MULTI-ASSET-CLASS PORTFOLIO (COMMENCEMENT OF INVESTMENT CLASS OPERATIONS 6/10/96)
1998+++           $11.74        (0.61%)         $6,233            0.93%++        2.86%        107%
1997+++            13.63        26.32            5,075            0.96++         2.85         141
1996               12.27         1.75            3,074            0.73*++        3.68*        122

NOTES TO THE FINANCIAL HIGHLIGHTS
  * Annualized
 ** Total return figures for partial years are not annualized.
  # Represents distribution in excess of net realized gains.
  + For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets for the following Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods.

   PORTFOLIO                        1995          1996        1997        1998
   Equity                           --           0.75%*       0.80%       0.74%
   Mid Cap Value                    --           1.03*        1.07        1.03
   Value                            --           0.75*        0.79        0.74
   Domestic Fixed Income          0.50%          0.50         0.50        0.50
   Fixed Income                     --             --         0.65*       0.62
   High Yield                       --           0.61*        0.69        0.63
   Balanced                         --             --         0.70*       0.72
   Multi-Asset-Class                --           0.73*        0.96        0.93

 ++ For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the voluntarily waived and/or reimbursed expenses totaled the below listed amounts.

   VOLUNTARILY WAIVED AND/OR REIMBURSED EXPENSES FOR:

   PORTFOLIO                 1994       1995         1996        1997      1998
   Equity                     --         --           --        1.28%       --
   Mid Cap Value              --         --         0.14%*      4.60        --
   Value                      --         --           --        0.09        --
   Domestic Fixed Income    0.03%      0.09%        0.01        0.01      0.01%
   Fixed Income               --         --           --        0.12*       --
   High Yield                 --         --           --        0.22        --
   Multi-Asset-Class          --         --         0.08*       0.55       0.04

+++ Per share amounts for the years ended September 30, 1997, and September 30, 1998 are based on average shares outstanding.

    MAS                                              INVESTMENT CLASS PROSPECTUS
---------
MAS FUNDS

                                JANUARY 31, 1999
                          (AS REVISED APRIL 30, 1999)

                              TRUSTEES OF THE FUND
                              --------------------

 Thomas L. Bennett, Chairman                Thomas L. Gerrity
 Joseph P. Healey                           Joseph J. Kearns
 Vincent R. McLean                          C. Oscar Morong, Jr.

                            OFFICERS OF THE FUND
                            --------------------

 James D. Schmid, President                 John H. Grady, Jr., Secretary
 Lorraine Truten, Vice President            Richard J. Shoch, Compliance Officer
 James A. Gallo, Treasurer


In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.


     MAS FUNDS

     ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428-0868.
     FOR SHAREHOLDER INQUIRIES, CALL CLIENT SERVICES AT 1-800-354-8185. PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT 1-800-522-1525.




MORGAN STANLEY DEAN WITTER
--------------------------
INVESTMENT MANAGEMENT_____________ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428

   MAS                                    ADVISORY PORTFOLIOS PROSPECTUS
---------
MAS FUNDS




                                JANUARY 31, 1999
                          (AS REVISED APRIL 30, 1999)

--------------------------------------------------------------------------------
Client Services: 1-800-354-8185    Prices and Investment Results: 1-800-522-1525
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is a no-load mutual fund consisting of 27 different investment portfolios, 2 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a division of Morgan Stanley Dean Witter Investment Management, is the Fund's investment adviser. This prospectus offers shares of the following portfolios (each a "Portfolio" and collectively the "Portfolios"):

                    ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                          ADVISORY MORTGAGE PORTFOLIO







INVESTMENT ADVISER

MILLER ANDERSON & SHERRERD, LLP


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



MORGAN STANLEY DEAN WITTER
--------------------------
INVESTMENT MANAGEMENT             ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428

TABLE OF CONTENTS

INVESTMENT SUMMARY
   INVESTOR SUITABILITY .........................................   1
   ADVISORY FOREIGN FIXED INCOME PORTFOLIO ......................   2
   ADVISORY MORTGAGE PORTFOLIO ..................................   3

IMPORTANT INVESTMENT INFORMATION
   DESCRIPTION OF PRINCIPAL INVESTMENTS .........................   4

FEES AND EXPENSES OF THE PORTFOLIOS
   SHAREHOLDER FEES AND ANNUAL PORTFOLIO OPERATING EXPENSES .....   7

PURCHASING SHARES ...............................................   8
REDEEMING SHARES ................................................   8
VALUATION OF SHARES .............................................   8

GENERAL SHAREHOLDER INFORMATION
   DIVIDENDS AND DISTRIBUTIONS AND TAXES ........................   9

FUND MANAGEMENT
   INFORMATION ABOUT THE ADVISER, THE PORTFOLIO MANAGERS
   AND THE DISTRIBUTOR ..........................................   9

YEAR 2000 DISCLOSURE STATEMENT ..................................  10
FINANCIAL HIGHLIGHTS ............................................  11

INVESTMENT SUMMARY

This section explains each Portfolio's:

[ ] Investment Objective
[ ] Principal Investment Strategy
[ ] Principal Risks

The discussions on the following pages use a number of important investment terms. These terms, printed in BOLD, are explained in the section entitled "Important Investment Information," which follows the individual Portfolio summaries.

There is more information about the Portfolios in the Statement of Additional Information ("SAI"), which legally is a part of this prospectus. For details about how to obtain the SAI, and other reports and information, see the back cover of this prospectus.

INVESTOR SUITABILITY

[ ] The Portfolios may be suitable for you if you are a long-term investor who can accept the risks of investing in the stock and bond markets. In fact, some of the Portfolios strive to meet their investment objectives over an extended period. These Portfolios focus on a market cycle of three to five years. This means that the Portfolios will strive to meet their respective investment objectives within that period without regard to interim market fluctuations.

[ ] The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others.

[ ] While the Portfolios consider whether their securities transactions will generate distributions taxable at capital gain or ordinary income rates, minimizing such taxes is not a principal investment strategy.

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

OBJECTIVE

The Advisory Foreign Fixed Income Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH

This Portfolio is available only to the Adviser's private advisory clients. It invests primarily in high grade FOREIGN FIXED INCOME SECURITIES. The Portfolio may invest to a limited degree in EMERGING MARKET FIXED INCOME SECURITIES that meet the Portfolio's rating requirements. The Adviser will use futures, swaps and other DERIVATIVES in managing the Portfolio. The Portfolio may at times invest all or a portion of its assets in U.S. securities as a defensive strategy.

PROCESS

The portfolio management team determines the desired country, currency and DURATION exposures for the Portfolio. The Adviser manages the Portfolio's duration and exposure to particular countries and currencies by conducting fundamental research on relative values and analyzing economic, interest rate and exchange rate trends. The Adviser selects particular securities for the Portfolio in various sectors within the overall guidelines set by the team. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

The Portfolio is subject to the risks of investing in foreign fixed income securities. News and events unique to a country or region will affect those markets and their issuers, yet may have little or no effect on the U.S. economy or similar issuers located in the United States. Many of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may use derivatives and other techniques to manage these risks. However, the Adviser cannot guarantee that it will succeed in doing so. Certain hedging strategies or instruments may not be available or practical in certain markets or under certain conditions. Hedging the Portfolio's currency risks involves certain risks, including the possibility of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. As a result, the Portfolio's performance may be affected by the rise and fall in the price of fixed income securities of a relatively small number of issuers. The Portfolio also is subject to the risks associated with investing in derivatives and emerging market securities. Please read the section entitled "Important Investment Information" for more information about these risks.

GENERALLY AT LEAST 65% INVESTED IN FIXED INCOME SECURITIES OF ISSUERS IN AT LEAST 3 COUNTRIES OTHER THAN THE U.S.
--------------------------------------------------------------------------------
100% OF SECURITIES RATED A OR HIGHER
--------------------------------------------------------------------------------
TICKER SYMBOL: NOT AVAILABLE
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS
--------------------------------------------------------------------------------
BENCHMARK: SALOMON BROAD INVESTMENT GRADE INDEX
--------------------------------------------------------------------------------
CUSIP NO.: 552-913-626


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
J. DAVID GERMANY, MICHAEL KUSHMA AND PAUL F. O'BRIEN


--------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMENCED OPERATIONS ON OCTOBER 7, 1994

1995 - 17.50%
1996 - 14.98%
1997 -  9.83%
1998 - 10.74%
--------------------------------------------------------------------------------
              HIGH (QUARTER)                   LOW (QUARTER)
--------------------------------------------------------------------------------
              10/95 - 12/95                     1/96 - 3/96
                  6.58%                            0.46%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AS OF 12/31/98)
--------------------------------------------------------------------------------
                               ADVISORY FOREIGN                 SALOMON BROAD
                                 FIXED INCOME                     INVESTMENT
                                   PORTFOLIO                      GRADE INDEX
--------------------------------------------------------------------------------
ONE YEAR                             10.74                            8.72
--------------------------------------------------------------------------------
SINCE INCEPTION
10/7/94                              12.90                            9.61

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

ADVISORY MORTGAGE PORTFOLIO

OBJECTIVE

The Advisory Mortgage Portfolio seeks returns consistent with returns generated by the market for mortgage securities.

APPROACH

This Portfolio is available only to the Adviser's private advisory clients. It invests primarily in investment grade MORTGAGE SECURITIES of U.S. Government and private issuers, and in MORTGAGE DERIVATIVES. The Portfolio also may invest in other U.S. Government securities and investment grade FIXED INCOME SECURITIES. The Adviser will use futures, swaps and other derivatives in managing the Portfolio.

PROCESS

The Adviser sets targets for how the Portfolio should respond to changes in interest rates, the yield curve, and prepayment rates on underlying mortgages. The Adviser may make the Portfolio more sensitive to changes in interest rates when bonds offer greater value based on interest rates adjusted for inflation. Similarly, the Adviser may increase the Portfolio's sensitivity to changes in the yield curve when long maturity interest rates offer exceptional value relative to short maturity interest rates. The Adviser also may increase the Portfolio's exposure to prepayments on underlying mortgages when mortgage yields, adjusted for the expected level of prepayments, indicate unusual value in mortgage securities. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS

The Portfolio is primarily exposed to the risks associated with investing in mortgage securities. Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and make them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. The Portfolio also is subject to the risks associated with using derivatives. Please read the section entitled "Important Investment Information" for more information about these risks.


GENERALLY AT LEAST 65% INVESTED
IN MORTGAGE SECURITIES
--------------------------------------
100% INVESTMENT GRADE SECURITIES
--------------------------------------
TICKER SYMBOL: NOT AVAILABLE
--------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY
GREATER THAN 7 YEARS
--------------------------------------
AVERAGE DURATION GENERALLY 2- 7 YEARS
--------------------------------------
BENCHMARK:     LEHMAN MORTGAGE
               INDEX
--------------------------------------
CUSIP NO.:     552-913-592

PORTFOLIO MANAGERS

KENNETH B. DUNN AND SCOTT F. RICHARD

-------------------------------------------
ADVISORY MORTGAGE PORTFOLIO
COMMENCED OPERATIONS ON APRIL 12, 1995

 1996              1997              1998
-------------------------------------------
 6.52%            10.43%             7.60%

HIGH (QUARTER)             LOW (QUARTER)
--------------             -------------
 4/97-6/97                   1/96-3/96
   3.76%                       -0.10%

-------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (AS OF 12/31/98)

                         ADVISORY MORTGAGE                       LEHMAN MORTGAGE
                             PORTFOLIO                                 INDEX
--------------------------------------------------------------------------------
ONE YEAR                       7.60                                     6.96
--------------------------------------------------------------------------------
SINCE INCEPTION
4/12/95                        9.20                                     8.54
--------------------------------------------------------------------------------
The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

IMPORTANT INVESTMENT INFORMATION

Each Portfolio involves the risk that an investor may lose money. Some of the Portfolios may actively trade their securities to achieve their investment objectives. High levels of portfolio turnover are likely to lead to increased transaction costs and possible tax consequences. Nonetheless, short-term trading activities represented by high portfolio turnover rates are not incompatible with these Portfolios' stated objectives of achieving long-term capital appreciation or other multi-year goals, in that short-term trading can lead to gains that ultimately will increase the value of the investor's shares.

The following section describes the principal types of investments that various Portfolios may make and some of the risks associated with those investments. More information about these investments and risks is contained in the Statement of Additional Information.

FIXED INCOME SECURITIES

Fixed income securities include a wide variety of investments, such as U.S. Government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Yankee bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Certain fixed income securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The variation in the interest rate may enable an investor to trade a floating or variable rate security at par on a daily or periodic basis. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. If the demand feature is an obligation of a foreign entity, it will be subject to certain risks described below in the section entitled "Foreign Securities".

Some fixed income securities may be called (redeemed by the issuer) prior to final maturity. The risk of holding a callable security is that if it is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

DURATION

The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a Portfolio with a higher average duration.

MORTGAGE SECURITIES

Mortgage securities are subject to the risk that as interest rates fall, borrowers will refinance their mortgages, resulting in prepayment of principal. A Portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these principal payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility.

HIGH YIELD SECURITIES

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

YANKEE BONDS

Yankee bonds are U.S.-dollar denominated fixed income instruments issued by foreign governments and corporations and sold in the United States. They are considered U.S. securities for purposes of the Portfolios' investment policies.

FOREIGN SECURITIES

While many of the characteristics and risks of foreign fixed income securities are similar to those of domestic securities, investing in foreign securities involves certain additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Advisory Foreign Fixed Income Portfolio's investments in those countries. There also can be difficulty obtaining and enforcing judgments in foreign countries.

Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Advisory Foreign Fixed Income Portfolio must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use certain derivatives to offset this risk. The risks of hedging currency risk are described below in the section entitled "Derivatives and Other Investments". The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

EMERGING MARKET
SECURITIES

Investing in emerging market securities enhances the risks of foreign investing. The risk of political or social upheaval, expropriation, and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities, and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging markets issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors. Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

DERIVATIVES AND OTHER INVESTMENTS

The Portfolios may use derivatives to pursue portfolio strategies and objectives. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes. Derivatives sometimes offer the most economical way of pursuing a particular investment strategy, limiting certain risks, or enhancing potential returns.

Certain derivative instruments are publicly traded on exchanges or over-the-counter, while others are privately negotiated. The Portfolios may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase a Portfolio's level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios may use futures to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities will use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

RISKS OF DERIVATIVES

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. See the Statement of Additional Information for more about the risks of different types of derivatives.

The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Each Portfolio may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Each Portfolio may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities which require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

MORTGAGE DERIVATIVES

Collateralized mortgage obligations (CMOs) and stripped mortgage backed securities (SMBS) are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Both CMOs and SMBS are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally, depending on whether the payments are predominantly based on principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to lose money on the investment.

ADDITIONAL INFORMATION

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain fixed income securities for temporary defensive purposes. See the Statement of Additional Information for more information about the types of fixed income securities in which the Portfolios may invest. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolios' performance. Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------
                                                                        TOTAL
                                                                     ANNUAL FUND
                                MANAGEMENT  DISTRIBUTION    OTHER     OPERATING
                                   FEES     (12B-1) FEES   EXPENSES    EXPENSES
--------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED
INCOME PORTFOLIO                  .375%        NONE         .120%       .495%*
--------------------------------------------------------------------------------
ADVISORY MORTGAGE PORTFOLIO       .375%        NONE         .117%       .492%*

  Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements.
* The Adviser has voluntarily agreed to reduce its advisory fee and reimburse the Portfolios so that total expenses will not exceed .150% and .080% for the Advisory Foreign Fixed Income Portfolio and Advisory Mortgage Portfolio, respectively. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

--------------------------------------------------------------------------------
                                        TOTAL ANNUAL FUND OPERATING EXPENSES
                                      AFTER MAS WAIVER/REIMBURSEMENT & OFFSETS
--------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED
  INCOME PORTFOLIO                                    .120%
--------------------------------------------------------------------------------
ADVISORY MORTGAGE PORTFOLIO                           .080%

EXAMPLE

This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO    $51      $159     $270       $622
--------------------------------------------------------------------------------
ADVISORY MORTGAGE PORTFOLIO                $50      $158     $275       $618


ANNUAL PORTFOLIO
OPERATING
EXPENSES
(expenses that are
deducted from Portfolio
assets)

The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares.

PURCHASING SHARES

The Advisory Foreign Fixed Income and Advisory Mortgage Portfolios are available only to private advisory clients of Miller Anderson & Sherrerd, LLP, investment adviser to the Fund.

Shares of each Portfolio may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order. Institutional Class shares are available to clients of the Adviser with combined investments of $5,000,000 (minimum additional investment $1,000).

OTHER PURCHASE
INFORMATION

We may suspend the offering of shares of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for shares will not be issued except if you request them in writing. Certificates for fractional shares, however, will not be issued.

REDEEMING SHARES

You may redeem shares of each Portfolio at no charge by writing to Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868 or by calling 1-800-762-1155. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed or under any emergency circumstances.

In certain cases, we may determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash. We may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

VALUATION OF SHARES

We determine the NAV of the Portfolios as of one hour after the close of the U.S. bond markets (normally 4:00 p.m. Eastern Time).

Each Portfolio values its securities at market value. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the primary market for the securities, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The value of certain portfolio securities may change on a day when you can't purchase or redeem shares because some Portfolios invest in foreign securities that trade on days when the Fund is closed.

GENERAL SHAREHOLDER INFORMATION

DIVIDENDS AND
DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                         MONTHLY         QUARTERLY
--------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME                                      CHECK
--------------------------------------------------------------------------------
ADVISORY MORTGAGE                                  CHECK

If any net gains are realized from the sale of underlying securities, the portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the portfolio unless you elect otherwise. If you want to change how your dividends are paid you must notify MAS Funds in writing.

TAXES

Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

Investment income received by the Advisory Foreign Fixed Income Portfolio from sources within foreign countries may be subject to foreign income taxes. The Portfolio may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that it paid.

Distributions paid in January but declared by a portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a portfolio are taxable events.

FUND MANAGEMENT

ADVISER

The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. (MSDW), and is a division of Morgan Stanley Dean Witter Investment Management. The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428-0868. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1998, Morgan Stanley Dean Witter Investment Management had in excess of $163 billion in assets under management.

The Adviser makes investment decisions for the Fund's portfolios and places each portfolio's purchase and sales orders. Each portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table below shows the Adviser's annual contractual and actual rates of compensation for the Fund's 1998 fiscal year.

--------------------------------------------------------------------------------
                                               Contractual          FY 1998
                                              Compensation           Actual
                                                  Rate         Compensation Rate
--------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO*         .375%              .000%
--------------------------------------------------------------------------------
ADVISORY MORTGAGE PORTFOLIO*                     .375               .000

* The Adviser is voluntarily waiving a portion of its fee and reimbursing certain expenses for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios to keep Total Operating Expenses from exceeding .150 % and .080 %, respectively.

PORTFOLIO MANAGERS

A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

KENNETH B. DUNN, Managing Director, MSDW, joined MAS in 1987. He joined the management team for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, the Advisory Mortgage Portfolio in 1995 and the Multi-Market Fixed Income Portfolio in 1997.

J. DAVID GERMANY, Managing Director, MSDW, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class and Advisory Foreign Fixed Income Portfolios in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

MICHAEL KUSHMA, Principal, MSDW, joined MSDW in 1987. He served as a Global Fixed Income Strategist from 1987 to 1995, and has served as the Senior Global Fixed Income Portfolio Manager since 1995. He joined the management team for the Global Fixed Income, International Fixed Income and Advisory Foreign Fixed Income Portfolios in 1996.

PAUL F. O'BRIEN, Principal, MSDW, joined MAS in 1996. He served as Head of European Economics from 1993 through 1995 for J.P. Morgan. He joined the management team for the Global Fixed Income, International Fixed Income and Advisory Foreign Fixed Income Portfolios in 1996.

SCOTT F. RICHARD, Managing Director, MSDW, joined MAS in 1992. He joined the management team for the Limited Duration, Intermediate Duration and Advisory Mortgage Portfolios in 1995, and the Targeted Duration Portfolio in 1998.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

YEAR 2000 DISCLOSURE STATEMENT

The management and distribution services that the Adviser and Distributor provide to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Distributor have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Distributor are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the portfolios' investments may be adversely affected.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been extracted from the Fund's financial statements which were audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1998 Annual Report to Shareholders.

                                              NET GAINS                             DIVIDEND
         NET ASSET                            OR LOSSES                          DISTRIBUTIONS     CAPITAL GAIN
           VALUE-               NET        ON SECURITIES         TOTAL FROM           (NET         DISTRIBUTIONS
         BEGINNING          INVESTMENT     (REALIZED AND         INVESTMENT        INVESTMENT      (REALIZED NET           OTHER
         OF PERIOD            INCOME         UNREALIZED)         ACTIVITIES          INCOME)       CAPITAL GAINS)      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO (COMMENCEMENT OF OPERATIONS 10/7/94)
1998+++    $10.32             $0.48              $0.48             $0.96             ($1.10)           $  --                 $--
1997+++     11.73              0.58               0.80              1.38              (1.88)           (0.88)             (0.03)#
1996        10.80              0.68               1.02              1.70              (0.66)           (0.11)                 --
1995        10.00              0.74               0.44              1.18              (0.38)              --                  --

ADVISORY MORTGAGE PORTFOLIO (COMMENCEMENT OF OPERATIONS 4/12/95)
1998       $10.59             $0.69              $0.36             $1.05             ($0.67)           ($0.11)             $  --
1997        10.29              0.75               0.34              1.09              (0.71)            (0.08)                --
1996        10.41              0.72              (0.06)             0.66              (0.72)            (0.03)             (0.03)#
1995        10.00              0.25               0.35              0.60              (0.19)               --                 --


                             NET ASSET                          NET ASSETS-           RATIO OF           RATIO OF
                               VALUE-                             END OF              EXPENSES          NET INCOME       PORTFOLIO
             TOTAL             END OF              TOTAL           PERIOD            TO AVERAGE         TO AVERAGE        TURNOVER
         DISTRIBUTIONS         PERIOD             RETURN**      (THOUSANDS)          NET ASSETS+        NET ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO (COMMENCEMENT OF OPERATIONS 10/7/94)
1998+++    ($1.10)           $10.18             10.19%         $ 17,683                 0.12%++            4.84%           318%
1997+++     (2.79)            10.32             14.08            93,939                 0.14++             5.68            208
1996        (0.77)            11.73             16.47           236,092                 0.12++             6.06            170
1995        (0.38)            10.80             12.12           537,133                 0.16*++            7.44*            96

ADVISORY MORTGAGE PORTFOLIO (COMMENCEMENT OF OPERATIONS 4/12/95)
1998       ($0.78)           $10.86             10.36%       $6,396,764                 0.09%++            6.83%           126%
1997        (0.79)            10.59             11.03         3,071,427                 0.09++             7.55            144
1996        (0.78)            10.29              6.56         1,974,592                 0.09++             7.17            139
1995        (0.19)            10.41              6.03         1,443,038                 0.10*++            6.72*           110


 *Annualized
**Total return figures for partial years are not annualized.
 #Represents distribution in excess of net realized gains.
+ For the periods ended September 30, 1995, September 30, 1996, September 30, 1997 and September 30, 1998, the Ratio of Expenses to Average Net Assets for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.15%* and 0.08%*, respectively, for 1995, 0.12% and 0.08%, respectively, for 1996, 0.14% and 0.08%, respectively, for 1997, and 0.12% and 0.08%, respectively, for 1998.
++ The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Operating Expenses actually deducted from portfolio assets for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios from exceeding 0.15% and 0.08%, respectively. Voluntarily waived and/or reimbursed expenses totaled 0.38%* and 0.49%*, respectively, for the period ended September 30, 1995, 0.38% and 0.39%, respectively, for the year ended September 30, 1996, 0.38% and 0.40%, respectively, for the year ended September 30, 1997, and 0.38% and 0.40%, respectively for the year ended September 30, 1998.
+++ Per share amounts for the years ended September 30, 1997 and September 30, 1998 are based on average shares outstanding.

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

  MAS ------------------------------------------- ADVISORY PORTFOLIOS PROSPECTUS
---------
MAS FUNDS

                                JANUARY 31, 1999
                          (AS REVISED APRIL 30, 1999)

                              TRUSTEES OF THE FUND

    Thomas L. Bennett, Chairman             Thomas L. Gerrity
    Joseph P. Healey                        Joseph J. Kearns
    Vincent R. McLean                       C. Oscar Morong, Jr.

                              OFFICERS OF THE FUND

    James D. Schmid, President              John H. Grady, Jr., Secretary
    Lorraine Truten, Vice President         Richard J. Shoch, Compliance Officer
    James A. Gallo, Treasurer



In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 1999, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

MAS FUNDS

ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428-0868.
FOR SHAREHOLDER INQUIRIES, CALL CLIENT SERVICES AT 1-800-354-8185. PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT 1-800-522-1525.




MORGAN STANLEY DEAN WITTER
--------------------------
INVESTMENT MANAGEMENT ___________ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428

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